SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 83.9%
	ASSET MANAGEMENT - 4.6%
14,176	Charles Schwab Corporation (The)	$691,505

	BANKING - 3.3%
1,433	SVB Financial Group *	494,184

	BIOTECH & PHARMA - 7.5%
30,608	Bausch Health Companies, Inc. *	568,391
11,623	Perrigo Company PLC	560,461
		1,128,852
	CHEMICALS - 4.7%
24,903	Axalta Coating Systems Ltd. *	712,475

	CONTAINERS & PACKAGING - 4.7%
7,418	Crown Holdings, Inc. *	699,146

	ELECTRIC UTILITIES - 4.4%
20,275	NRG Energy, Inc.	664,006

	HEALTH CARE FACILITIES & SERVICES - 6.4%
5,872	AmerisourceBergen Corporation	605,462
1,540	Charles River Laboratories International, Inc. *	361,161
		966,623
	HOME CONSTRUCTION - 4.1%
4,874	Mohawk Industries, Inc. *	613,295

	INSURANCE- 4.1%
6,580	Globe Life, Inc.	612,598

	INTERNET MEDIA & SERVICES - 6.3%
394	Alphabet, Inc. *	691,234
932	Facebook, Inc. *	258,136
		949,370
	LEISURE PRODUCTS - 4.2%
8,479	Brunswick Corporation	632,873

	PUBLISHING & BROADCASTING - 4.3%
15,418	Liberty Media Corp-Liberty Formula One *	644,164

	REAL ESTATE INVESTMENT TRUSTS - 6.4%
9,857	Duke Realty Corporation	375,157
22,284	Equity Commonwealth	590,749
		965,906
	RETAIL - CONSUMER STAPLES - 3.5%
2,912	Target Corporation	522,791

	SEMICONDUCTORS - 3.7%
3,545	Qorvo, Inc. *	555,431

	TECHNOLOGY HARDWARE - 4.5%
7,271	Sony Corporation - ADR+	678,312

	WHOLESALE - CONSUMER STAPLES - 2.5%
8,675	Performance Food Group Company *	376,321

	WHOLESALE - DISCRETIONARY - 4.7%
20,006	LKQ Corporation *	704,611

	TOTAL COMMON STOCK (Cost - $10,602,005)	12,612,463

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 14.1%
2,115,936	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	$2,115,936
	(Cost - $2,115,936)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.1%
	REPURCHASE AGREEMENTS - 0.1%
$19,200	Credit Suisse AG (New York) Repo, dated 11/30/20, due 12/01/20, 0.10%, total to be received $19,200	19,200
	(Collateralized by various U.S Government Agency Obligations, 05/31/24 - 02/15/2043, 0.125%-2.000%, totaling $19,574)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $19,200)

	TOTAL INVESTMENTS - 98.1% (Cost - $12,737,141)	$14,747,599

	OTHER ASSETS LESS LIABILITIES - 1.9%	290,062

	NET ASSETS - 100.0%	$15,037,661

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depository Receipt

PLC - Public Liability Company

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.5%
	APPAREL & TEXTILE PRODUCTS - 0.3%
700	NIKE, Inc.	$94,290

	ASSET MANAGEMENT - 0.7%
1,400	T Rowe Price Group, Inc.	200,774

	AUTOMOTIVE - 2.2%
1,200	Tesla, Inc. *	681,120

	BIOTECH & PHARMA - 4.9%
1,300	Alexion Pharmaceuticals, Inc. *	158,743
4,530	Eli Lilly and Company	659,795
6,020	Merck & Company, Inc.	483,948
950	Vertex Pharmaceuticals, Inc. *	216,363
		1,518,849
	CABLE & SATELLITE - 2.4%
1,170	Charter Communications, Inc. *	762,828

	E-COMMERCE DISCRETIONARY - 6.1%
605	Amazon.com, Inc. *	1,916,664

	ELECTRICAL EQUIPMENT - 3.5%
2,890	Generac Holdings, Inc. *	623,084
1,890	Rockwell Automation, Inc.	483,008
		1,106,092
	HEALTH CARE FACILITIES & SERVICES - 3.8%
3,440	Laboratory Corp of America Holdings *	687,450
1,480	UnitedHealth Group, Inc.	497,783
		1,185,233
	HOUSEHOLD PRODUCTS - 2.8%
6,360	Procter & Gamble Company (The)	883,213

	INTERNET MEDIA & SERVICES - 11.2%
420	Alphabet, Inc. - Class A*	736,848
410	Alphabet, Inc. - Class C*	721,903
4,733	Facebook, Inc. *	1,310,899
7,570	GoDaddy, Inc. *	602,118
280	Netflix, Inc. *	137,396
		3,509,164
	LEISURE PRODUCTS - 0.5%
1,700	Polaris, Inc.	163,200

	MEDICAL EQUIPMENT & DEVICES - 5.7%
2,700	Abbott Laboratories	292,194
6,600	Avantor, Inc. *	180,048
9,720	Hologic, Inc. *	671,944
1,350	Thermo Fisher Scientific, Inc.	627,723
		1,771,909
	REAL ESTATE INVESTMENT TRUSTS - 1.2%
1,120	American Tower Corporation	258,944
550	Public Storage	123,453
		382,397
	RETAIL - CONSUMER STAPLES - 0.9%
750	Costco Wholesale Corporation	293,828

	RETAIL - DISCRETIONARY - 7.2%
4,400	Best Buy Company, Inc.	478,720
2,580	Home Depot, Inc. (The)	715,718
3,180	Lowe’s Companies, Inc.	495,508
5,100	Williams-Sonoma, Inc. +	558,297
		2,248,243
	SEMICONDUCTORS - 4.8%
940	Broadcom, Inc.	377,485
690	NVIDIA Corporation	369,881
2,600	QUALCOMM, Inc.	382,642
2,200	Texas Instruments, Inc.	354,750
		1,484,758

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	SOFTWARE - 19.0%
1,760	Adobe, Inc. *	$842,107
3,830	Cadence Design Systems, Inc. *	445,429
2,440	Crowdstrike Holdings, Inc. *	374,003
14,600	Dropbox, Inc. *	291,562
4,360	Fortinet, Inc. *	537,283
10,303	Microsoft Corporation	2,205,563
24,300	NortonLifeLock, Inc.	442,989
700	ServiceNow, Inc. *	374,185
1,800	Workday, Inc. *	404,622
		5,917,743
	TECHNOLOGY HARDWARE - 9.7%
24,010	Apple, Inc.	2,858,390
4,400	Jabil, Inc.	168,168
		3,026,558
	TECHNOLOGY SERVICES - 11.1%
3,100	Booz Allen Hamilton Holding Corporation	269,049
2,780	CDW Corporation/DE	362,762
700	EPAM Systems, Inc. *	225,631
360	Fair Isaac Corporation *	170,201
1,500	Gartner, Inc. *	228,000
1,210	Mastercard, Inc.	407,177
5,390	PayPal Holdings, Inc. *	1,154,107
890	S&P Global, Inc.	313,084
1,520	Visa, Inc.	319,732
		3,449,743
	TRANSPORTATION & LOGISTICS - 0.5%
900	United Parcel Service, Inc.	153,963

	TOTAL COMMON STOCK (Cost - $22,466,726)	30,750,569

	SHORT-TERM INVESTMENTS - 1.6%
510,990	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03+A1% ^	510,990
	(Cost - $510,990)

	TOTAL INVESTMENTS - 100.1% (Cost - $22,977,716)	$31,261,559

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(35,457)

	NET ASSETS - 100.0%	$31,226,102

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.4%
	ASSET MANAGEMENT - 4.7%
2,225	Ares Management Corporation	$100,236
9,850	Brightsphere Investment Group, Inc.	174,345
2,500	Raymond James Financial, Inc.	227,375
		501,956
	BANKING - 4.0%
4,275	Bank of NT Butterfield & Son Ltd. (The)	135,347
3,175	PacWest Bancorp	73,851
6,300	TCF Financial Corporation	211,680
		420,878
	BEVERAGES - 2.0%
1,040	Constellation Brands, Inc.	214,074

	CHEMICALS - 6.4%
675	Avery Dennison Corporation	100,805
5,725	Axalta Coating Systems Ltd. *	163,792
1,850	FMC Corporation	214,619
2,375	LyondellBasell Industries N.V.	202,113
		681,329
	COMMERCIAL SUPPORT SERVICES - 2.8%
3,325	Aramark	116,375
3,775	Terminix Global Holdings, Inc. *	185,088
		301,463
	CONSUMER SERVICES - 1.8%
1,050	Grand Canyon Education, Inc. *	87,644
7,450	Laureate Education, Inc. *	105,790
		193,434
	CONTAINERS & PACKAGING - 1.9%
2,175	Crown Holdings, Inc. *	204,994

	E-COMMERCE DISCRETIONARY - 0.8%
4,075	Leslie’s, Inc. *	84,312

	ELECTRICAL UTILITIES - 5.9%
1,750	Alliant Energy Corporation	92,050
975	Ameren Corporation	75,836
800	CMS Energy Corporation	49,232
2,700	Evergy, Inc.	149,607
14,000	Vistra Corporation	261,520
		628,245
	ELECTRICAL EQUIPMENT - 11.9%
825	Allegion plc	94,083
2,000	AMETEK, Inc.	237,060
1,450	Hubbell, Inc.	234,305
1,300	Keysight Technologies, Inc. *	156,052
11,675	nVent Electric plc	268,525
4,200	Otis Worldwide Corporation	281,148
		1,271,173
	ENGINEERING & CONSTRUCTION - 2.8%
13,700	WillScot Mobile Mini Holdings Corporation *	294,687

	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,325	Centene Corporation *	81,686
1,105	IQVIA Holdings, Inc. *	186,734
		268,420
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
4,400	Timken Company (The)	323,136

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
850	Nasdaq, Inc.	108,791

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	INSURANCE - 6.0%
1,250	Allstate Corporation (The)	$127,937
825	Arthur J Gallagher & Company	95,213
5,525	Athene Holding Ltd. *	245,034
1,525	Reinsurance Group of America, Inc.	175,802
		643,986
	MACHINERY - 4.7%
4,025	Crane Company	279,858
2,725	Oshkosh Corporation	219,362
		499,220
	MEDICAL EQUIPMENT & DEVICES - 5.8%
700	Agilent Technologies, Inc.	81,830
12,225	Avantor, Inc. *	333,498
405	Cooper Companies, Inc. (The)	135,764
1,000	Hologic, Inc. *	69,130
		620,222
	METALS & MINING - 2.1%
17,475	Constellium S.E. *	220,884

	OIL & GAS PRODUCERS - 2.2%
1,300	Pioneer Natural Resources Company	130,754
14,200	WPX Energy, Inc. *+	101,104
		231,858
	PUBLISHING & BROADCASTING - 3.0%
3,050	Nexstar Media Group, Inc.	321,012

	REAL ESTATE INVESTMENT TRUSTS - 1.9%
1,825	CyrusOne, Inc.	127,586
8,025	New Residential Investment Corporation	74,312
		201,898
	RETAIL - CONSUMER STAPLES - 0.7%
350	Dollar General Corporation	76,503

	SEMICONDUCTORS - 3.3%
725	Analog Devices, Inc.	100,833
650	CMC Materials, Inc.	100,282
1,600	Entegris, Inc.	148,192
		349,307
	SOFTWARE - 1.9%
375	Check Point Software Technologies Ltd. *	44,130
200	RingCentral, Inc. *+	59,410
4,500	SolarWinds Corporation *+	102,960
		206,500
	SPECIALTY FINANCE - 2.7%
1,150	Essent Group Ltd.	50,439
3,325	First American Financial Corporation	161,063
2,325	Synchrony Financial	70,843
		282,345
	TECHNOLOGY HARDWARE - 2.9%
1,825	Motorola Solutions, Inc.	313,042

	TECHNOLOGY SERVICES - 5.8%
525	Booz Allen Hamilton Holding Corporation	45,565
915	CACI International, Inc. *	217,120
500	CDW Corporation/DE	65,245
680	Global Payments, Inc.	132,729
2,125	MAXIMUS, Inc.	152,596
		613,255
	WHOLESALE - CONSUMER STAPLES - 2.0%
4,975	Performance Food Group Company *	215,815

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	WHOLESALE - DISCRETIONARY - 1.9%
3,325	IAA, Inc. *	$199,234

	TOTAL COMMON STOCK (Cost - $7,973,963)	10,491,973

	SHORT-TERM INVESTMENTS - 1.9%
204,212	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	204,212
	(Cost - $204,212)

	TOTAL INVESTMENTS - 100.3% (Cost - $8,178,175)	$10,696,185

	LIABILITIES LESS OTHER ASSETS - (0.3)%	(36,111)

	NET ASSETS - 100.0%	$10,660,074

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.9%
	ASSET MANAGEMENT - 1.8%
640	Virtus Investment Partners, Inc.	$114,483

	AUTOMOTIVE - 0.5%
4,278	American Axle & Manufacturing Holdings, Inc. *	34,053

	BANKING - 6.2%
1,078	1st Source Corporation	40,231
876	City Holding Company	57,544
606	Community Bank System, Inc.	37,725
2,459	First of Long Island Corporation (The)	41,336
1,583	Hilltop Holdings, Inc.	38,134
1,347	Preferred Bank	49,529
1,280	ServisFirst Bancshares, Inc.	48,358
3,335	United Community Banks, Inc.	79,740
		392,597
	BIOTECH & PHARMA - 4.7%
6,737	Amneal Pharmaceuticals, Inc. *+	26,611
741	FibroGen, Inc. *+	30,611
1,246	Halozyme Therapeutics, Inc. *	48,719
2,223	Innoviva, Inc. *	23,241
1,213	Intra-Cellular Therapies, Inc. *	28,675
7,208	Jounce Therapeutics, Inc. *	51,537
1,752	Scholar Rock Holding Corporation *	87,285
		296,679
	COMMERCIAL SUPPORT SERVICES - 2.7%
1,819	Brink’s Company (The)	122,055
438	FTI Consulting, Inc. *	45,999
		168,054
	CONSTRUCTION MATERIALS - 0.8%
741	Advanced Drainage Systems, Inc.	51,685

	CONSUMER SERVICES - 1.5%
1,213	Chegg, Inc. *+	94,529

	E-COMMERCE DISCRETIONARY - 1.0%
4,514	RealReal, Inc. (The) *	62,519

	ELECTRICAL EQUIPMENT- 0.3%
101	Generac Holdings, Inc. *	21,776

	ENGINEERING & CONSTRUCTION - 6.4%
674	EMCOR Group, Inc.	58,085
909	Installed Building Products, Inc. *	89,827
1,145	MasTec, Inc. *+	64,933
674	TopBuild Corporation *	117,431
3,638	WillScot Mobile Mini Holdings Corporation *	78,253
		408,529
	FOOD - 2.1%
1,179	B&G Foods, Inc. +	32,647
2,122	Darling Ingredients, Inc. *	102,450
		135,097
	FORESTRY, PAPER & WOOD PRODUCTS - 2.0%
1,785	Boise Cascade Company	77,201
909	UFP Industries, Inc.	48,768
		125,969
	GAS & WATER UTILITIES - 1.0%
808	ONE Gas, Inc.	63,977

	HEALTH CARE FACILITIES & SERVICES - 6.6%
573	Addus HomeCare Corporation *	56,870
404	Amedisys, Inc. *	98,895
876	Ensign Group, Inc. (The)	62,958
573	Molina Healthcare, Inc. *	116,966
2,088	Select Medical Holdings Corporation *	50,321
172	Teladoc Health, Inc. *+	34,188
		420,198

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	HOME CONSTRUCTION - 4.6%
539	American Woodmark Corporation *	$47,168
1,280	Century Communities, Inc. *	56,960
2,223	Forestar Group, Inc. *	43,260
808	KB Home	28,442
1,280	MDC Holdings, Inc.	61,786
2,122	Taylor Morrison Home Corporation *	53,644
		291,260
	INDUSTRIAL INTERMEDIATE PROD - 1.9%
943	EnPro Industries, Inc.	66,774
1,583	Mueller Industries, Inc.	51,859
		118,633
	INDUSTRIAL SUPPORT SERVICES - 2.9%
1,448	Herc Holdings, Inc. *	82,941
1,549	WESCO International, Inc. *	101,026
		183,967
	INSURANCE - 1.2%
2,897	American Equity Investment Life Holding Company	76,133

	INTERNET MEDIA & SERVICES - 0.3%
101	Stamps.com, Inc. *	18,933

	LEISURE FACILITIES & SERVICES - 0.8%
269	Churchill Downs, Inc.	48,398

	LEISURE PRODUCTS - 6.5%
3,133	Acushnet Holdings Corporation	118,114
808	Fox Factory Holding Corporation *	70,514
505	LCI Industries	63,519
775	Winnebago Industries, Inc.	41,021
1,886	YETI Holdings, Inc. *	119,139
		412,307
	MACHINERY - 0.9%
1,011	Astec Industries, Inc.	58,638

	MEDICAL EQUIPMENT & DEVICES - 6.2%
2,055	CareDx, Inc. *	117,484
1,684	Castle Biosciences, Inc. *	80,091
337	iRhythm Technologies, Inc. *+	82,400
371	Quidel Corporation *+	72,364
202	Repligen Corporation *	38,313
		390,652
	OIL & GAS PRODUCERS - 1.3%
10,139	Berry Corporation	38,934
337	Murphy USA, Inc.	43,203
		82,137
	PUBLISHING & BROADCASTING - 0.9%
3,874	TEGNA, Inc.	55,824

	REAL ESTATE INVESTMENT TRUSTS - 3.9%
3,200	Alexander & Baldwin, Inc.	50,080
2,257	Ellington Financial, Inc.	32,501
438	Innovative Industrial Properties, Inc. +	67,303
606	NexPoint Residential Trust, Inc.	26,852
1,583	Office Properties Income Trust	36,172
2,627	Ready Capital Corporation	33,993
		246,901
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
539	McGrath RentCorporation	34,302

	RENEWABLE ENERGY - 1.1%
135	Enphase Energy, Inc. *	18,437
2,021	Plug Power, Inc. *+	53,334
		71,771
	RETAIL - DISCRETIONARY - 4.1%
2,088	BMC Stock Holdings, Inc. *	102,187
6,568	Michaels Companies, Inc. (The) *+	64,958
1,280	Sonic Automotive, Inc.	51,686
2,796	Sportsman’s Warehouse Holdings, Inc. *	38,948
		257,779

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	SEMICONDUCTORS - 1.6%
876	II-VI, Inc. *+	$59,261
4,918	NeoPhotonics Corporation *	39,639
		98,900
	SOFTWARE - 8.7%
1,246	Five9, Inc. *	193,379
539	Qualys, Inc. *	51,210
1,718	Sailpoint Technologies Holdings, Inc. *	79,990
2,930	Sapiens International Corp N.V.	87,462
1,381	SPS Commerce, Inc. *	142,340
		554,381
	SPECIALTY FINANCE - 6.5%
909	Aaron’s Holdings Company, Inc.	57,203
1,078	GATX Corporation	85,981
3,503	MGIC Investment Corporation	41,896
3,604	Mr Cooper Group, Inc. *	96,083
2,290	PennyMac Financial Services, Inc.	131,996
		413,159
	STEEL - 0.6%
1,785	Commercial Metals Company	35,539

	TECHNOLOGY HARDWARE - 1.8%
2,257	ADTRAN, Inc.	28,517
1,011	Cubic Corporation	59,204
1,145	NetScout Systems, Inc. *	26,816
		114,537
	TECHNOLOGY SERVICES - 2.6%
202	CACI International, Inc. *	47,933
13,507	Conduent, Inc. *	57,000
640	Science Applications International Corporation	59,226
		164,159
	WHOLESALE - CONSUMER STAPLES - 2.4%
2,728	Performance Food Group Company *	118,341
1,785	United Natural Foods, Inc. *+	30,791
		149,132

	TOTAL COMMON STOCK (Cost - $4,701,944)	6,267,587

	SHORT-TERM INVESTMENTS - 1.3%
81,490	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	81,490
	(Cost - $81,490)

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.2%
	REPURCHASE AGREEMENTS - 2.2%
$140,176	Morgan, Stanley & Co. LLC Repo, dated 11/30/20, due 12/01/20, 0.10%, total to be received $140,176	140,176
	(Collateralized by various US Government agency obligations, due 05/27/21-12/01/50, 0.000%-7.000% totaling $142,557)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $140,176)

	TOTAL INVESTMENTS - 102.4% (Cost - $4,923,610)	$6,489,253

	LIABILITIES LESS OTHER ASSETS - (2.4)%	(152,199)

	NET ASSETS - 100.0%	$6,337,054

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.5%
	ASSET MANAGEMENT -2.4%
6,660	UBS Group A.G.	$94,826

	AUTOMOBILES - 2.9%
2,200	Kia Motors Corporation	115,069

	BANKING - 12.2%
49,920	Barclays plc *	88,722
17,700	Chiba Bank Ltd. (The)	99,836
18,200	China Merchants Bank Company Ltd.	115,335
960	Macquarie Group Ltd.	97,998
6,800	Sberbank of Russia PJSC - ADR *	90,304
		492,195
	BEVERAGES - 4.5%
660	Carlsberg A/S	98,587
50,000	Tingyi Cayman Islands Holding Corporation	84,445
		183,032
	BIOTECHNOLOGY & PHARMACEUTICALS - 9.1%
1,580	Dr Reddy’s Laboratories Ltd. - ADR	103,632
610	Merck KGaA	97,679
250	Roche Holding A.G.	82,425
800	Sanofi	80,866
		364,602
	CHEMICALS - 2.1%
660	Kumho Petrochemical Company Ltd.	83,038

	COMMERCIAL SUPPORT SERVICES - 2.3%
1,150	Eurofins Scientific S.E. * +	94,337

	CONSTRUCTION MATERIALS - 1.7%
10,500	Anhui Conch Cement Company Ltd.	67,102

	E-COMMERCE DISCRETIONARY - 2.4%
1,150	JD.Com, Inc. - ADR *	98,153

	ELECTRIC UTILITIES - 2.5%
10,100	Enel SpA	101,616

	ENGINEERING & CONSTRUCTION - 2.0%
4,250	CIMIC Group Ltd. *	80,103

	ENTERTAINMENT CONTENT - 4.5%
120	NCSoft Corporation	88,175
3,100	Nexon Company Ltd.	93,608
		181,783
	FOOD - 2.1%
4,100	Ajinomoto Company, Inc.	85,529

	INSURANCE - 6.6%
1,660	Ageas S.A./NV	81,503
393	Allianz S.E.	92,372
5,380	Manulife Financial Corporation	91,783
		265,658
	MACHINERY - 7.0%
9,690	Husqvarna A.B.	104,103
10,180	Metso Outotec OYJ	91,319
82,200	Zoomlion Heavy Industry Science and Technology Company Ltd.	85,800
		281,222
	MEDICAL EQUIPMENT & DEVICES - 2.5%
4,700	Olympus Corporation	101,574

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	METALS & MINING - 4.8%
3,540	Anglo American plc	$103,231
3,240	BHP Group Ltd.	90,696
		193,927
	OIL & GAS PRODUCERS - 1.2%
2,510	BP plc - ADR	49,096

	RETAIL CONSUMER STAPLES - 2.2%
33,660	Wal-Mart de Mexico S.A.B. de C.V.	88,840

	RETAIL DISCRETIONARY - 4.7%
4,850	Hennes & Mauritz A.B. *	103,612
23,590	Kingfisher plc *	85,792
		189,404
	SEMICONDUCTORS - 3.2%
2,370	Dialog Semiconductor plc *	126,836

	TECHNOLOGY HARDWARE - 10.6%
10,000	Asustek Computer, Inc.	87,361
165,000	Lenovo Group Ltd.	117,530
1,200	Sony Corporation	111,957
8,810	Telefonaktiebolaget LM Ericsson	108,492
		425,340
	TECHNOLOGY SERVICES - 2.7%
2,200	Otsuka Corporation	106,813

	TRANSPORTATION EQUIPMENT - 2.3%
46,000	Weichai Power Company Ltd.	93,927

	TOTAL COMMON STOCK (Cost - $3,396,036)	3,964,022

	SHORT-TERM INVESTMENTS - 1.2%
48,473	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	48,473
	(Cost - $48,473)

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.5%
	REPURCHASE AGREEMENTS - 1.5%
$60,854	Deutsche Bank Securities, Inc., dated 11/30/20, due 12/01/20, 0.100%, total to be received $60,854	60,854
	(Collateralized by various U.S Government Agency Obligations, 07/31/22 - 11/30/27, 0.125%-0.625%, totaling $62,044)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $60,854)

	TOTAL INVESTMENTS - 101.2% (Cost - $3,505,363)	$4,073,349

	LIABILITIES LESS OTHER ASSETS - (1.2)%	(50,452)

	NET ASSETS - 100.0%	$4,022,897

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

Ltd. - Limited Company

plc - Public Limited Company

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2020

FORWARD CURRENCY CONTRACTS - (0.0)%

Settlement	Units to Receive/
Date	Deliver	Base Currency	Counterparty	In Exchange For		US Dollar Value	Unrealized Loss
To Sell:
12/1/2020	722	CHF	BNY Mellon Corp.	$795	USD	$797	$(2)
12/1/2020	1,110	CHF	BNY Mellon Corp.	1,223	USD	1,227	(4)
12/2/2020	38,108	JPY	BNY Mellon Corp.	365	USD	365	— ~
							$(6)

~	Less than $1.

CHF - Swiss Franc

JPY - Japanese Yen

Country	Percent of Net Assets
Japan	14.9%
United Kingdom	11.3%
China	9.0%
Sweden	7.9%
South Korea	7.1%
Australia	6.7%
Germany	4.7%
Cayman Islands	4.5%
Switzerland	4.4%
Hong Kong	2.9%
United States	2.7%
India	2.6%
Italy	2.5%
Denmark	2.5%
Luxembourg	2.3%
Canada	2.3%
Finland	2.3%
Russia	2.2%
Mexico	2.2%
Taiwan	2.2%
Belgium	2.0%
France	2.0%
Liabilities Less Other Assets	(1.2)%
Net Assets	100.0%

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.6%
	BIOTECHNOLOGY & PHARMACEUTICALS - 52.1%
3,900	AbbVie, Inc.	$407,862
2,780	Alexion Pharmaceuticals, Inc. *	339,466
2,685	Amgen, Inc.	596,177
1,805	Biogen, Inc. *	433,507
5,387	Bristol-Myers Squibb Company - CVR *	6,357
14,904	Exelixis, Inc. *	285,561
6,420	Gilead Sciences, Inc.	389,501
15,050	GlaxoSmithKline plc - ADR	553,689
1,455	Johnson & Johnson	210,509
4,940	Merck & Company, Inc.	397,127
5,795	Novartis A.G. - ADR	526,360
5,555	Novo Nordisk A/S - ADR	372,907
14,005	Pfizer, Inc.	536,532
645	Regeneron Pharmaceuticals, Inc. *	332,839
7,593	Sanofi - ADR	381,169
3,615	United Therapeutics Corporation *	479,494
1,070	Vertex Pharmaceuticals, Inc. *	243,692
1,787	Viatris, Inc. *	30,057
		6,522,806
	HEALTH CARE FACILITIES & SERVICES - 26.3%
1,740	Anthem, Inc.	542,045
8,300	Cardinal Health, Inc.	453,097
2,950	Charles River Laboratories International, Inc. *	691,834
4,171	McKesson Corporation	750,405
2,910	Quest Diagnostics, Inc.	360,782
1,450	UnitedHealth Group, Inc.	487,693
		3,285,856
	MEDICAL EQUIPMENT & DEVICES - 20.2%
7,089	Alcon, Inc. *	455,256
1,327	Illumina, Inc. *	427,413
225	Intuitive Surgical, Inc. *	163,361
5,020	Medtronic plc	570,774
2,150	Stryker Corporation	501,810
2,740	Zimmer Biomet Holdings, Inc.	408,589
		2,527,203

	TOTAL COMMON STOCK (Cost - $9,832,756)	12,335,865

	SHORT-TERM INVESTMENTS - 0.5%
54,837	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	54,837
	(Cost - $54,837)

	TOTAL INVESTMENTS - 99.1% (Cost - $9,887,593)	$12,390,702

	OTHER ASSETS AND LIABILITIES - 0.9%	116,411

	NET ASSETS - 100.0%	$12,507,113

* Non-income producing securities.

^ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depository Receipt

CVR - Contingent Value Right

plc - Public Limited Company

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.5%
	E-COMMERCE DISCRETIONARY - 12.2%
1,713	Amazon.com, Inc. *	$5,426,853
38,100	eBay, Inc.	1,921,383
		7,348,236
	INTERNET MEDIA & SERVICES - 17.4%
1,489	Alphabet, Inc. - Cl. A *	2,612,302
2,351	Alphabet, Inc. - Cl. C *	4,139,500
13,404	Facebook, Inc. *	3,712,506
		10,464,308
	LEISURE FACILITIES & SERVICES - 2.5%
28,230	DraftKings, Inc. * +	1,478,123

	REIT - 1.6%
6,915	Digital Realty Trust, Inc.	931,796

	SEMICONDUCTORS - 19.9%
39,600	Intel Corporation	1,914,660
9,895	KLA Corporation	2,493,243
21,220	QUALCOMM, Inc.	3,122,947
9,300	Skyworks Solutions, Inc.	1,312,881
21,635	Xilinx, Inc.	3,148,974
		11,992,705
	SOFTWARE - 19.7%
14,190	Akamai Technologies, Inc. *	1,468,807
6,000	Citrix Systems, Inc.	743,520
11,880	Microsoft Corporation	2,543,152
36,849	Oracle Corporation	2,126,924
7,120	salesforce.com, Inc. *	1,750,096
8,285	Synopsys, Inc. *	1,884,838
9,700	VMware, Inc. * +	1,356,933
		11,874,270
	TECHNOLOGY HARDWARE - 8.9%
27,289	Apple, Inc.	3,248,755
49,210	Cisco Systems, Inc.	2,117,014
		5,365,769
	TECHNOLOGY SERVICES - 16.3%
27,620	Amdocs Ltd.	1,817,672
8,412	Global Payments, Inc.	1,641,938
7,795	Jack Henry & Associates, Inc.	1,253,904
4,139	Mastercard, Inc.	1,392,815
8,010	PayPal Holdings, Inc.	1,715,101
9,502	Visa, Inc.	1,998,746
		9,820,176

	TOTAL COMMON STOCK (Cost - $20,553,999)	59,275,383

	SHORT-TERM INVESTMENTS - 1.6%
973,802	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	973,802
	(Cost - $973,802)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.0%
	REPURCHASE AGREEMENTS - 0.0%
$5,243	Credit Suisse AG, dated 11/30/20, due 12/1/20, 0.080%, total to be received $5,243	5,243
	(Collateralized by various U.S. Treasury Obligations, 07/15/23-02/15/43, 0.125%-2.000%, totalling $5,345)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,243)

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value

	TOTAL INVESTMENTS - 100.1% (Cost - $21,533,044)	$60,254,428

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(67,042)

	NET ASSETS - 100.0%	$60,187,386

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.1%
	CHEMICALS - 21.1%
1,147	BASF S.E. - ADR	$20,984
40	Celanese Corporation	5,173
321	DuPont de Nemours, Inc.	20,364
298	Eastman Chemical Company	29,025
571	Huntsman Corporation	14,144
129	Linde plc	33,078
377	LyondellBasell Industries N.V.	32,083
1,233	Mosaic Company (The)	27,077
100	Westlake Chemical Corporation	7,515
		189,443
	CONTAINERS & PACKAGING - 9.9%
1,630	Amcor plc	18,468
310	Berry Global Group, Inc. *	16,430
634	International Paper Company	31,370
534	Westrock Company	22,540
		88,808
	METALS & MINING - 13.9%
1,340	B2Gold Corporation	7,477
720	Barrick Gold Corporation	16,661
790	BHP Group Ltd. - ADR	44,074
2,254	Kinross Gold Corporation	16,094
290	Rio Tinto plc - ADR	18,841
1,377	Teck Resources Ltd.	21,757
		124,904
	OIL & GAS PRODUCERS - 43.6%
1,150	BP plc - ADR	22,494
439	Chevron Corporation	38,272
411	China Petroleum & Chemical Corporation - ADR	18,528
287	CNOOC Ltd. - ADR	28,336
467	Diamondback Energy, Inc.	18,661
1,033	Enbridge, Inc.	32,240
890	EQT Corporation	13,243
1,421	Equitrans Midstream Corporation	11,595
998	Exxon Mobil Corporation	38,054
514	HollyFrontier Corporation	12,022
432	LUKOIL PJSC - ADR	28,512
609	Marathon Petroleum Corporation	23,678
160	ONEOK, Inc.	5,739
347	PetroChina Company Ltd. - ADR	11,052
2,478	Petroleo Brasileiro S.A. - ADR	23,715
762	Royal Dutch Shell plc - ADR	24,727
986	TOTAL S.E. - ADR	41,550
		392,418
	OIL & GAS SERVICES & EQUIPMENT - 2.6%
874	Baker Hughes Company	16,361
850	TechnipFMC plc	7,064
		23,425
	STEEL - 7.0%
320	Nucor Corporation	17,184
198	Reliance Steel & Aluminum Company	23,324
620	Steel Dynamics, Inc.	22,450
		62,958

	TOTAL COMMON STOCK (Cost - $869,740)	881,956

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 1.6%
13,881	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	$13,881
	(Cost - $13,881)

	TOTAL INVESTMENTS - 99.7% (Cost - $883,621)	$895,837

	OTHER ASSETS AND LIABILITIES - 0.3%	3,072

	NET ASSETS - 100.0%	$898,909

* Non-income producing securities.

^ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depositary Receipt

Ltd. - Limited Company

plc - Public Limited Company

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 98.8%
	ASSET MANAGEMENT - 10.3%
50	Ameriprise Financial, Inc.	$9,262
74	BlackRock, Inc.	51,678
486	Charles Schwab Corporation (The)	23,707
140	Eaton Vance Corporation	9,377
405	Stifel Financial Corporation	28,067
		122,091
	BANKING - 34.4%
1,867	Bank of America Corporation	52,575
930	Citigroup, Inc.	51,215
474	JPMorgan Chase & Company	55,875
122	M&T Bank Corporation	14,212
540	New York Community Bancorp, Inc.	5,233
309	PNC Financial Services Group, Inc. (The)	42,664
488	Popular, Inc.	23,683
188	Prosperity Bancshares, Inc.	11,812
209	Signature Bank	23,448
220	Truist Financial Corporation	10,212
1,057	US Bancorp	45,673
1,811	Wells Fargo & Company	49,531
560	Zions Bancorp NA	21,610
		407,743
	INSTITUTIONAL FINANCIAL SERVICES - 11.8%
862	Bank of New York Mellon Corporation (The)	33,721
50	CME Group, Inc.	8,751
47	Goldman Sachs Group, Inc. (The)	10,837
68	Intercontinental Exchange, Inc.	7,175
619	Morgan Stanley	38,273
80	Nasdaq, Inc.	10,239
446	State Street Corporation	31,434
		140,430
	INSURANCE - 28.9%
581	Aflac, Inc.	25,523
355	Allstate Corporation (The)	36,334
56	Aon plc	11,474
579	Berkshire Hathaway, Inc. *	132,539
59	Chubb Ltd.	8,722
362	Kemper Corporation	27,132
90	Marsh & McLennan Companies, Inc.	10,318
816	MetLife, Inc.	37,675
123	Progressive Corporation (The)	10,715
154	RenaissanceRe Holdings Ltd.	25,355
50	Travelers Companies, Inc. (The)	6,482
180	Voya Financial, Inc.	10,373
		342,642
	SPECIALTY FINANCE - 8.7%
1,600	AGNC Investment Corporation	24,448
114	American Express Company	13,519
70	Capital One Financial Corporation	5,995
159	Discover Financial Services	12,111
546	Fidelity National Financial, Inc.	19,650
906	Synchrony Financial	27,606
		103,329
	TECHNOLOGY SERVICES - 4.7%
27	Moody’s Corporation	7,623
135	S&P Global, Inc.	47,490
		55,113

	TOTAL COMMON STOCK (Cost - $852,769)	1,171,348

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
13,037	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	$13,037
	(Cost - $13,037)

	TOTAL INVESTMENTS - 99.9% (Cost - $865,806)	$1,184,385

	OTHER ASSETS AND LIABILITIES - 0.1%	946

	NET ASSETS - 100.0%	$1,185,331

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

Ltd. - Limited Company

plc - Public Limited Company

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	MUTUAL FUNDS - 95.9%
	FIXED INCOME FUNDS - 95.9%
55,001	Vanguard Intermediate-Term Bond Index Fund - Admiral Class	$696,317
324,375	Vanguard Short-Term Bond Index Fund - Admiral Class	3,525,961
	TOTAL MUTUAL FUNDS (Cost - $4,063,820)	4,222,278

	SHORT-TERM INVESTMENTS - 4.3%
187,531	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	187,531
	(Cost - $187,531)

	TOTAL INVESTMENTS - 100.2% (Cost - $4,251,351)	$4,409,809

	LIABILITIES LESS OTHER ASSETS - (0.2)%	(8,084)

	NET ASSETS - 100.0%	$4,401,725

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN END FUNDS - 94.2%
6,945	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	$102,781
27,956	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	445,614
	TOTAL OPEN END FUND (Cost - $538,594)	548,395

	SHORT-TERM INVESTMENT - 4.8%
27,797	Dreyfus Tax Exempt Cash Management - Institutional Class, 0.01% ^	27,794
	(Cost - $27,794)

	TOTAL INVESTMENTS - 99.0% (Cost - $566,388)	$576,189

	OTHER ASSETS LESS LIABILITIES - 1.0%	5,837

	NET ASSETS - 100.0%	$582,026

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2020

Principal		Value
	SHORT-TERM INVESTMENTS - 99.7%
1,547,151	BlackRock Liquidity FedFund Money Market - Institutional Class, 0.04% ^	$1,547,151
1,547,152	Dreyfus Government Cash Management Money Market - Institutional Class, 0.01% ^	1,547,152
1,547,152	Federated Hermes Government Obligations Money Market - Institutional Class, 0.01% ^	1,547,152
1,547,152	JPMorgan US Government Money Market - Capital Class, 0.03% ^	1,547,152
	(Cost - $6,188,607)	6,188,607

	TOTAL INVESTMENTS - 99.7% (Cost - $6,188,607)	$6,188,607

	OTHER ASSETS LESS LIABILITIES - 0.3%	16,888

	NET ASSETS - 100.0%	$6,205,495

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 85.4%
2,685	Eaton Vance Global Macro Absolute Return Fund	$23,442
1,259	James Alpha Global Real Estate Investments Portfolio, Class I +	21,837
4,844	James Alpha Macro Portfolio, Class I +	43,647
1,833	James Alpha Multi-Strategy Alternative Income Portfolio, Class I +	17,875
1,415	Saratoga Energy & Basic Materials Portfolio, Class I * +	12,467
1,219	Saratoga Health & Biotechnology Portfolio, Class I +	28,544
7,709	Saratoga Large Capitalization Growth Portfolio, Class I +	219,857
4,743	Saratoga Large Capitalization Value Portfolio, Class I * +	119,997
5,950	Saratoga Mid Capitalization Portfolio, Class I +	78,300
1,074	Saratoga Technology & Communications Portfolio, Class I +	34,356
711	Vanguard Financials Index Fund	24,441
581	Vanguard Small-Cap Index Fund	50,682
4,241	Vanguard Total Bond Market Index Fund	49,362
1,326	Vanguard Total International Stock Index Fund	41,077
	TOTAL OPEN ENDED FUNDS (Cost - $713,395)	765,884

	SHORT-TERM INVESTMENT - 14.2%
127,398	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^
	(Cost - $127,398)	127,398

	TOTAL INVESTMENTS - 99.6% (Cost - $840,793)	$893,282

	OTHER ASSETS LESS LIABILITIES - 0.4%	3,918

	NET ASSETS - 100.0%	$897,200

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 72.7%
5,203	Eaton Vance Global Macro Absolute Return Fund	$45,427
7,855	James Alpha Macro Portfolio, Class I +	70,777
20,929	Saratoga Large Capitalization Growth Portfolio, Class I +	596,902
15,054	Saratoga Large Capitalization Value Portfolio, Class I * +	380,861
12,912	Saratoga Mid Capitalization Portfolio, Class I +	169,928
329	Vanguard Small-Cap Index Fund	28,666
37,348	Vanguard Total Bond Market Index Fund	434,737
710	Vanguard Total International Stock Index Fund	22,003
	TOTAL OPEN ENDED FUNDS (Cost - $1,617,565)	1,749,301

	SHORT-TERM INVESTMENT - 27.2%
655,589	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^
	(Cost - $655,589)	655,589

	TOTAL INVESTMENTS - 99.9% (Cost - $2,273,154)	$2,404,890

	OTHER ASSETS LESS LIABILITIES - 0.1%	2,429

	NET ASSETS - 100.0%	$2,407,319

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 84.7%
3,420	Eaton Vance Global Macro Absolute Return Fund	$29,858
1,249	James Alpha Global Real Estate Investments Portfolio, Class I +	21,671
3,584	James Alpha Macro Portfolio, Class I +	32,294
2,648	James Alpha Multi-Strategy Alternative Income Portfolio, Class I +	25,822
1,857	Saratoga Energy & Basic Materials Portfolio, Class I * +	16,364
1,376	Saratoga Health & Biotechnology Portfolio, Class I +	32,208
13,339	Saratoga Large Capitalization Growth Portfolio, Class I +	380,439
9,164	Saratoga Large Capitalization Value Portfolio, Class I * +	231,839
13,206	Saratoga Mid Capitalization Portfolio, Class I +	173,792
1,151	Saratoga Technology & Communications Portfolio, Class I +	36,793
660	Vanguard Financials Index Fund	22,678
487	Vanguard Small-Cap Index Fund	42,473
17,442	Vanguard Total Bond Market Index Fund	203,022
910	Vanguard Total International Stock Index Fund	28,169
	TOTAL OPEN ENDED FUNDS (Cost - $1,171,621)	1,277,422

	SHORT-TERM INVESTMENT - 15.1%
227,218	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^
	(Cost - $227,218)	227,218

	TOTAL INVESTMENTS - 99.8% (Cost - $1,398,839)	$1,504,640

	OTHER ASSETS LESS LIABILITIES - 0.2%	3,561

	NET ASSETS - 100.0%	$1,508,201

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 89.5%
5,108	Eaton Vance Global Macro Absolute Return Fund	$44,590
764	James Alpha Global Real Estate Investments Portfolio, Class I +	13,258
2,954	James Alpha Macro Portfolio, Class I +	26,619
1,239	James Alpha Multi-Strategy Alternative Income Portfolio, Class I +	12,080
1,686	Saratoga Energy & Basic Materials Portfolio, Class I * +	14,849
872	Saratoga Health & Biotechnology Portfolio, Class I +	20,422
6,317	Saratoga Large Capitalization Growth Portfolio, Class I +	180,147
4,548	Saratoga Large Capitalization Value Portfolio, Class I * +	115,063
7,112	Saratoga Mid Capitalization Portfolio, Class I +	93,589
650	Saratoga Technology & Communications Portfolio, Class I +	20,802
374	Vanguard Financials Index Fund	12,862
374	Vanguard Small-Cap Index Fund	32,642
7,001	Vanguard Total Bond Market Index Fund	81,494
725	Vanguard Total International Stock Index Fund	22,460
	TOTAL OPEN ENDED FUNDS (Cost - $630,720)	690,877

	SHORT-TERM INVESTMENT - 9.9%
76,820	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^	76,820
	(Cost - $76,820)

	TOTAL INVESTMENTS - 99.4% (Cost - $707,540)	$767,697

	OTHER ASSETS LESS LIABILITIES - 0.6%	4,380

	NET ASSETS - 100.0%	$772,077

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 79.1%
1,382	Eaton Vance Global Macro Absolute Return Fund	$12,062
7,421	Saratoga Large Capitalization Growth Portfolio, Class I +	211,640
4,844	Saratoga Large Capitalization Value Portfolio, Class I * +	122,552
6,947	Saratoga Mid Capitalization Portfolio, Class I +	91,422
306	Vanguard Small-Cap Index Fund	26,715
10,743	Vanguard Total Bond Market Index Fund	125,053
691	Vanguard Total International Stock Index Fund	21,406
	TOTAL OPEN ENDED FUNDS (Cost - $566,663)	610,850

	SHORT-TERM INVESTMENT - 20.8%
160,506	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^
	(Cost - $160,506)	160,506

	TOTAL INVESTMENTS - 99.9% (Cost - $727,169)	$771,356

	OTHER ASSETS LESS LIABILITIES - 0.1%	632

	NET ASSETS - 100.0%	$771,988

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

+	Affiliated investment.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 32.8%
	COMMODITY FUNDS - 5.2%
84	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$1,218
8,469	iShares S&P GSCI Commodity Indexed Trust *	98,664
5,724	ProShares UltraShort Bloomberg Crude Oil *	76,186
904	SPDR Gold Shares *	150,670
1,108	United States Commodity Index Fund *	34,140
10,938	United States Natural Gas Fund LP *	115,943
		476,821
	EQUITY FUNDS - 12.4%
411	AdvisorShares STAR Global Buy-Write ETF	14,776
9	CI First Asset Active Utility & Infrastructure ETF	90
8,349	Core Alternative ETF	235,742
458	Direxion NASDAQ-100 Equal Weighted Index Shares	32,880
51	First Trust Financial AlphaDEX Fund	1,614
397	Invesco KBW High Dividend Yield Financial ETF	6,261
1,150	Invesco S&P 500 Equal Weight ETF	141,312
1,602	iShares Exponential Technologies ETF	86,764
136	iShares Latin America 40 ETF	3,578
15	iShares Mortgage Real Estate ETF	455
965	iShares MSCI All Country Asia ex Japan ETF	81,986
1,880	iShares MSCI EAFE ETF	131,882
2,637	iShares MSCI Emerging Markets ETF	128,501
644	iShares MSCI Frontier 100 ETF	17,517
257	iShares MSCI Mexico ETF	10,427
1,330	iShares S&P/TSX Capped Materials Index ETF	17,735
179	iShares S&P/TSX Global Gold Index ETF	2,692
1,657	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	90,483
542	VanEck Vectors Africa Index ETF	10,642
59	VanEck Vectors Russia ETF	1,345
573	Vanguard FTSE Emerging Markets ETF	27,252
2,376	WBI BullBear Rising Income 3000 ETF	68,663
435	WisdomTree Global ex-US Quality Dividend Growth Fund	31,042
		1,143,639
	FIXED INCOME FUNDS - 12.8%
4,969	Highland/iBoxx Senior Loan ETF	79,156
690	Invesco Senior Loan ETF	15,187
270	iShares 7-10 Year Treasury Bond ETF	32,505
20,276	iShares Barclays USD Asia High Yield Bond Index ETF	206,004
226	iShares Floating Rate Bond ETF	11,470
1,567	iShares iBoxx High Yield Corporate Bond ETF	135,263
2,006	iShares JP Morgan USD Emerging Markets Bond ETF	229,186
23	iShares MBS ETF	2,533
2,446	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	166,952
474	SPDR Bloomberg Barclays High Yield Bond ETF	50,969
88	SPDR Doubleline Total Return Tactical ETF	4,352
390	VanEck Vectors Emerging Markets High Yield Bond ETF	9,118
3,867	Vanguard Total International Bond ETF	226,297
390	WisdomTree Emerging Markets Local Debt Fund	13,081
		1,182,073
	MIXED ALLOCATION FUND - 2.4%
9,246	iShares Morningstar Multi-Asset Income ETF	218,483

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,854,116)	3,021,016

	EXCHANGE TRADED NOTES - 0.0%
	COMMODITY NOTE - 0.0%
93	iPath Bloomberg Grains Subindex Total Return ETN	2,142

	SPECIALTY NOTE - 0.0%
103	iPath Series B S&P 500 VIX Short-Term Futures ETN	1,769

	TOTAL EXCHANGE TRADED NOTES (Cost - $4,203)	3,911

	MUTUAL FUNDS - 39.6%
	ALTERNATIVE FUNDS - 5.3%
18,468	Altegris Futures Evolution Strategy Fund, Class I	136,845
43,629	AQR Managed Futures Strategy Fund, Class I	349,036
		485,881
	FIXED INCOME FUND - 34.3%
283,066	James Alpha Structured Credit Value Portfolio, Class S #	3,170,336

	TOTAL MUTUAL FUNDS (Cost - $3,511,458)	3,656,217

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
November 30, 2020

Shares		Value
	SHORT-TERM INVESTMENT - 10.2%
939,316	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^ (Cost - $939,316)	$939,316

	TOTAL INVESTMENTS - 82.6% (Cost - $7,309,093)	7,620,460

	OTHER ASSETS AND LIABILITIES - 17.4%	1,607,092

	NET ASSETS - 100.0%	$9,227,552

* Non-income producing securities.

+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

# Affiliated investments.

^ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

ETF - Exhange Traded Fund

ETN - Exchange Traded Note

GSCI - Goldman Sachs Commodity Index

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
12/23/2020	173,336	CAD	BNY Mellon	$132,520	USD	$133,785	$1,265
12/23/2020	19,274	CHF	BNY Mellon	21,170	USD	21,310	140
12/23/2020	196,010	EUR	BNY Mellon	232,747	USD	234,654	1,907
To Sell:
12/23/2020	(83,536)	AUD	BNY Mellon	(61,046)	USD	(61,569)	(523)
12/23/2020	(85,381)	GBP	BNY Mellon	(113,296)	USD	(114,036)	(740)
12/23/2020	(2,143,638)	JPY	BNY Mellon	(20,624)	USD	(20,569)	55
12/23/2020	(3,185,681)	MXN	BNY Mellon	(156,663)	USD	(157,685)	(1,022)
							$1,082

Unrealized
TOTAL RETURN SWAP - 3.6%	Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 0.38%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value 6,400,907)	$334,653
$334,653

Unrealized
TOTAL RETURN SWAP - (0.0)%	Loss
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily weighting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 19, 2020, and has a term of one year there from unless terminated earlier. The number of shares is 31,419. (Notional Value $3,135,643)	$(943)
$(943)

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
November 30, 2020

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS
						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap
Contracts	Open Long Future Contracts	Counterparty	November 30, 2020	Expiration	(Depreciation)	Unrealized Gain
16	2 year Euro-Schatz	Deutsche Bank	$2,122,242	12/8/2020	$(186)	(0.06)%
1	2 year Euro-Schatz	Deutsche Bank	177,631	3/8/2021	(3)	(0.00)%
4	2 year US Treasury Notes	Deutsche Bank	821,757	3/31/2021	112	0.03%
1	3 month Euro (EURIBOR)	Deutsche Bank	321,393	3/14/2022	(12)	(0.00)%
1	3 month Euro (EURIBOR)	Deutsche Bank	379,248	6/13/2022	51	0.02%
1	3 month Euro (EURIBOR)	Deutsche Bank	249,229	9/19/2022	(2)	(0.00)%
2	3 month Euro (EURIBOR)	Deutsche Bank	519,140	12/19/2022	(24)	(0.01)%
3	3 month Sterling	Deutsche Bank	443,793	3/17/2021	(6)	(0.00)%
3	3 month Sterling	Deutsche Bank	465,720	6/16/2021	(49)	(0.01)%
8	3 month Sterling	Deutsche Bank	1,252,624	9/15/2021	(306)	(0.09)%
1	3 month Sterling	Deutsche Bank	192,763	3/16/2022	(23)	(0.01)%
4	3 month Sterling	Deutsche Bank	684,868	6/15/2022	(21)	(0.01)%
3	3 month Sterling	Deutsche Bank	514,026	9/21/2022	(141)	(0.04)%
2	3 month Sterling	Deutsche Bank	287,808	12/21/2022	(15)	(0.00)%
7	3 year Australian Treasury Bond	Deutsche Bank	630,782	12/15/2020	814	0.24%
1	5 year US Treasury Notes	Deutsche Bank	152,282	3/31/2021	196	0.06%
3	10 year Australian Treasury Bond Future	Deutsche Bank	344,637	12/15/2020	426	0.13%
4	10 year Italian Bond	Deutsche Bank	780,376	12/8/2020	24,221	7.24%
0	10 year Japanese Government Bond	Deutsche Bank	173,851	12/14/2020	(19)	(0.01)%
3	90 Day Bank Accepted Bill Future	Deutsche Bank	568,183	6/10/2021	441	0.13%
2	AUD/USD	Deutsche Bank	149,305	12/14/2020	1,302	0.39%
45	DJ EURO STOXX Banks Future	Deutsche Bank	199,795	12/18/2020	3,330	1.00%
1	E-Mini S&P 500	Deutsche Bank	215,621	12/18/2020	27,637	8.26%
2	EUR/JPY	Deutsche Bank	264,388	12/14/2020	(2,078)	(0.62)%
1	EUR/USD	Deutsche Bank	187,084	12/14/2020	1,964	0.59%
2	Euro-BOBL	Deutsche Bank	287,594	12/8/2020	(240)	(0.07)%
4	Euro-BUND	Deutsche Bank	744,022	12/8/2020	2,056	0.61%
1	Euro-BUXL	Deutsche Bank	251,726	12/8/2020	12,948	3.87%
1	Eurodollar	Deutsche Bank	287,080	9/13/2021	(86)	(0.03)%
1	Eurodollar	Deutsche Bank	274,077	9/19/2022	94	0.03%
5	Eurodollar	Deutsche Bank	1,291,763	12/19/2022	71	0.02%
3	Eurodollar	Deutsche Bank	688,506	6/19/2023	89	0.03%
1	Eurodollar	Deutsche Bank	197,566	9/18/2023	(22)	(0.01)%
3	Euro-OAT Future	Deutsche Bank	578,742	12/8/2020	6,478	1.94%
2	FTSE 100 Index Future	Deutsche Bank	158,406	12/18/2020	157	0.05%
1	Gold	Deutsche Bank	161,043	2/24/2021	(8,402)	(2.51)%
3	Hang Seng Index	Deutsche Bank	467,808	12/30/2020	(7,216)	(2.16)%
4	JPY/USD	Deutsche Bank	472,867	12/14/2020	2,985	0.89%
2	Nikkei 225 Index	Deutsche Bank	225,908	12/10/2020	30,693	9.17%
2	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	289,131	6/14/2021	105	0.03%
					$97,319

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap
Contracts	Open Short Future Contracts	Counterparty	November 30, 2020	Expiration	(Depreciation)	Unrealized Gain
(1)	Eurodollar	Deutsche Bank	(27,671)	12/13/2021	$1	0.00%
					$1

	TOTAL FUTURES CONTRACTS				$97,320

PURCHASED PUT OPTION
						Percentage of
						Total Return
		Notional Value at		Exercise	Unrealized	Swap
Description	Counterparty	November 30, 2020	Expiration	Price	Appreciation	Unrealized Gain
PLN/EUR	Goldman Sachs	190,710	5/18/2021	$4.30	556	0.17%

WRITTEN PUT OPTION
						Percentage of
						Total Return
		Notional Value at		Exercise	Unrealized	Swap
Description	Counterparty	November 30, 2020	Expiration	Price	Depreciation	Unrealized Loss
PLN/EUR	Goldman Sachs	(190,710)	5/18/2021	$4.15	(91)	(0.03)%

FORWARD CURRENCY CONTRACTS +
								Percentage of
							Unrealized	Total Return
Settlement						US Dollar	Appreciation /	Swap
Date	Units to Receive/Deliver	Counterparty		In Exchange For		Value	(Depreciation)	Unrealized Gain
To Buy:
11/30/2020	29,462,049	Deutsche Bank	JPY	$282,229	USD	$282,044	$(185)	(0.06)%
12/1/2020	69,894,737	Deutsche Bank	JPY	670,402	USD	670,969	567	0.17%
12/21/2020	1,404,486	Deutsche Bank	NOK	154,858	USD	158,526	3,668	1.10%
							4,050
To Sell:
11/30/2020	301,682	Deutsche Bank	USD	359,396	EUR	303,178	1,496	0.45%
12/16/2020	172,753	Deutsche Bank	USD	128,570	AUD	171,301	(1,451)	(0.43)%
12/16/2020	155,477	Deutsche Bank	USD	186,430	EUR	155,010	(468)	(0.14)%
12/21/2020	196,495	Deutsche Bank	USD	232,566	EUR	198,995	2,499	0.75%
							2,076

	TOTAL FORWARD CURRENCY CONTRACTS						$6,126	1.83%

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS *

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	November 30, 2020	Expiration
0	3 Month Euro Euribor Future	Goldman Sachs	$36,509	3/15/2021
0	3 Month Euro Euribor Future	Goldman Sachs	36,517	6/14/2021
0	3 Month Euro Euribor Future	Goldman Sachs	36,517	9/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	36,520	12/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	36,519	3/14/2022
0	90 Day Eurodollar Future	Goldman Sachs	93,160	3/14/2022
0	90 Day Sterling Future	Goldman Sachs	102,929	3/17/2021
0	90 Day Sterling Future	Goldman Sachs	102,974	6/16/2021
0	90 Day Sterling Future	Goldman Sachs	103,000	9/15/2021
0	90 Day Sterling Future	Goldman Sachs	103,013	12/15/2021
0	90 Day Sterling Future	Goldman Sachs	103,020	3/16/2022
0	CBOT 10 Year US Treasury Note	Goldman Sachs	26,868	3/22/2021
0	CBOT 2 Year US Treasury Note Future	Goldman Sachs	102,988	3/31/2021
0	CBOT 5 Year US Treasury Note	Goldman Sachs	186,106	3/31/2021
0	CBOT 5 Year US Treasury Note	Goldman Sachs	79,494	3/31/2021
2	CBOT Corn Future	Goldman Sachs	41,656	5/14/2021
1	CBOT Soybean Future	Goldman Sachs	64,708	5/14/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	93,115	3/15/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	93,131	6/14/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	93,124	9/13/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	93,105	12/13/2021
1	Cotton No.2 Future	Goldman Sachs	21,958	5/6/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	182,048	12/8/2020
0	LME Copper Future	Goldman Sachs	21,737	4/19/2021
0	LME Copper Future	Goldman Sachs	24,152	5/17/2021
0	LME Zinc Future	Goldman Sachs	21,456	4/19/2021
0	LME Zinc Future	Goldman Sachs	23,868	5/17/2021
1	NYBOT CSC C Coffee Future	Goldman Sachs	33,487	5/18/2021
1	Wheat Future (CBT)	Goldman Sachs	32,313	5/14/2021

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	November 30, 2020	Expiration
2	CBOT Corn Future	Goldman Sachs	$37,160	3/12/2021
0	CBOT Soybean Future	Goldman Sachs	26,505	1/14/2021
1	CBOT Soybean Future	Goldman Sachs	29,475	3/12/2021
0	CBOT US Long Bond Future	Goldman Sachs	38,970	3/22/2021
1	CBOT Wheat Future	Goldman Sachs	28,871	3/12/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	62,996	3/8/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	31,500	12/8/2020
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	90,339	12/8/2020
0	LME Copper Future	Goldman Sachs	21,419	1/18/2021
0	LME Copper Future	Goldman Sachs	23,809	2/15/2021
0	LME Zinc Future	Goldman Sachs	20,908	1/18/2021
0	LME Zinc Future	Goldman Sachs	23,277	2/15/2021
1	NYBOT CSC C Coffee Future	Goldman Sachs	31,704	3/19/2021
1	NYBOT CTN Number 2 Cotton Future	Goldman Sachs	19,803	3/9/2021
0	TSE Japanese 10 Year Bond Futures	Goldman Sachs	73,806	12/10/2020

EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	November 30, 2020	Expiration	Price	Market Value
6	Amazon.com, Inc.	Goldman Sachs	$20,253	1/15/2021	$3,170.00	$9
149	Apple, Inc.	Goldman Sachs	17,697	12/18/2020	$119.00	12
249	Apple, Inc.	Goldman Sachs	29,691	1/15/2021	$120.00	206
8	S&P 500 Index	Goldman Sachs	29,182	12/4/2020	$3,620.00	78
						305

WRITTEN PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Written Put Options	Counterparty	November 30, 2020	Expiration	Price	Market Value
2	S&P 500 Index	Goldman Sachs	$754,631	12/4/2020	$3,430	$214
1	S&P 500 Index	Goldman Sachs	314,492	12/4/2020	$3,400	72
						286

+	Foreign currency transactions are done by notional and not by contracts

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2020

Shares		Value
	COMMON STOCK - 99.8%
	ASIA PACIFIC - 21.0%
	AUSTRALIA - 0.0%+
96,778	Waypoint REIT	$191,659

	HONG KONG - 7.0%
6,018,693	Link REIT	52,612,132

	JAPAN - 14.0%
57,543	Japan Hotel REIT Investment Corporation	28,243,184
18,110	LaSalle Logiport REIT	27,060,333
1,843,718	Mitsubishi Estate Company Ltd.	31,757,667
3,789	Mitsui Fudosan Logistics Park, Inc.	18,023,777
		105,084,961

	TOTAL ASIA PACIFIC - (Cost - $186,089,330)	157,888,752

	EUROPE - 17.9%
	BELGIUM - 1.0%
50,026	VGP N.V.	7,177,979

	FRANCE - 4.4%
606,992	Accor S.A. *	20,900,524
546,727	Klepierre S.A.	12,111,115
		33,011,639
	GERMANY - 2.2%
465,050	Instone Real Estate Group A.G. *#	11,929,241
29,790	LEG Immobilien A.G.	4,248,959
		16,178,200
	IRELAND - 2.8%
21,344,097	Glenveagh Properties plc *#	21,421,663

	ITALY - 1.0%
981,321	COIMA RES SpA #	7,185,094

	SINGAPORE - 1.1%
2,658,897	Mapletree Commercial Trust	4,022,734
3,040,987	Mapletree Logistics Trust	4,454,250
		8,476,984
	SPAIN - 2.7%
320,460	Cellnex Telecom S.A. #	20,357,043

	UNITED KINGDOM - 2.7%
7,128,797	Assura plc	7,113,369
4,867,684	Empiric Student Property plc	4,753,393
411,379	Great Portland Estates plc	3,526,129
3,234,243	McCarthy & Stone plc *#	5,082,559
		20,475,450

	TOTAL EUROPE (Cost - $161,864,420)	134,284,052

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 99.8% (Continued)
	NORTH AMERICA - 60.9%
	BERMUDA - 3.0%
5,624,002	Hongkong Land Holdings Ltd.	$22,889,688

	CANADA - 1.1%
755,832	InterRent Real Estate Investment Trust	8,177,147

	CAYMAN ISLANDS - 5.1%
6,488,626	CK Asset Holdings Ltd.	35,449,591
568,737	Wharf Real Estate Investment Company Ltd.	2,643,034
		38,092,625
	UNITED STATES - 51.7%
979,675	Acadia Realty Trust	13,911,385
53,152	Alexandria Real Estate Equities, Inc.	8,702,577
25,000	American Homes 4 Rent	718,000
34,308	American Tower Corporation	7,932,010
560,150	Americold Realty Trust	19,117,919
1,604,888	Brixmor Property Group, Inc.	24,506,640
173,848	Broadstone Net Lease, Inc.	3,064,940
1,602,425	CatchMark Timber Trust, Inc.	15,367,256
5,881,357	Colony Capital, Inc.	25,407,462
950,858	CoreCivic, Inc.	6,741,583
372,999	Corporate Office Properties Trust	9,932,963
638,151	Easterly Government Properties, Inc.	13,822,351
1,569,328	Ellington Financial, Inc.	22,598,323
17,508	Equinix, Inc.	12,216,907
222,805	Equity LifeStyle Properties, Inc.	13,054,145
943,652	GEO Group, Inc. (The)	8,917,511
434,634	Healthpeak Properties, Inc.	12,543,537
86,440	Hilton Worldwide Holdings, Inc.	8,957,777
979,534	Independence Realty Trust, Inc.	12,616,398
1,173,936	Invitation Homes, Inc.	33,551,091
1,537,023	Kennedy-Wilson Holdings, Inc.	24,561,628
217,223	Kilroy Realty Corporation	13,285,359
196,670	Marriott International, Inc.	24,951,523
216,359	MGM Growth Properties, LLC	6,614,095
297,281	National Retail Properties, Inc.	11,207,494
348,824	New Senior Investment Group, Inc.	1,928,997
41,461	Prologis, Inc.	4,148,173
144,640	QTS Realty Trust, Inc.	8,593,062
174,809	STAG Industrial, Inc.	5,205,812
216,671	Welltower, Inc.	13,645,940
		387,822,858

	TOTAL NORTH AMERICA (Cost - $631,003,779)	456,982,318

	TOTAL COMMON STOCK (Cost - $978,957,529)	749,155,122

	SHORT-TERM INVESTMENTS - 0.1%
743,041	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^
	(Cost - $743,041)	743,041

	TOTAL INVESTMENTS - 99.9% (Cost - $979,700,570)	$749,898,163
	OTHER ASSETS LESS LIABILITIES - 0.1%	742,403
	NET ASSETS - 100.0%	$750,640,566

+	Represents amount less than 0.1%

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2020, these securities amounted to $65,975,599 or 8.79% of net assets.

LLC - Limited Liability Company

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Forward Currency Contracts
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
9/4/2018	252,447	GBP	BNY Mellon	$337,030	USD	$335,963	$1,067
To Sell:
9/5/2017	100,150	AUD	BNY Mellon	$73,796	USD	73,985	189
9/5/2017	530,920	EUR	BNY Mellon	396,298	USD	396,746	448
9/5/2017	1,450,673	SGD	BNY Mellon	1,735,297	USD	1,732,629	(2,668)
Total Unrealized:							$(964)

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - Great Britain Pound

SGD - Singapore Dollar

USD - U.S. Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2020

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 3.8%
	ASSET MANAGEMENT - 0.7%
$100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.250%	5/15/2026	$104,728

	CONTAINERS & PACKAGING - 1.5%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. #	5.250%	8/15/2027	208,770

	HEALTHCARE FACILITIES & SERVICES - 0.8%
100,000	Centene Corp. #	5.375%	6/1/2026	105,250

	INSURANCE - 0.8%
100,000	NMI Holdings, Inc. #	7.375%	6/1/2025	110,856

	TOTAL CORPORATE BONDS (Cost - $504,735)			529,604

Shares
	COMMON STOCK - 73.1%
	ADVERTISING & MARKETING - 0.2%
636	ZoomInfo Technologies, Inc. *			32,595

	APPAREL & TEXTILE PRODUCTS - 0.8%
868	Canada Goose Holdings, Inc. *			28,852
301	Carter’s, Inc.			26,786
1,585	Skechers USA, Inc. *			53,050
				108,688
	ASSET MANAGEMENT - 2.3%
800	Eaton Vance Corp.			53,584
1,281	Hamilton Lane, Inc.			89,516
6,070	Kennedy-Wilson Holdings, Inc.			96,999
781	LPL Financial Holdings, Inc.			70,891
				310,990
	BANKING - 0.0%
100	CIT Group, Inc.			3,349

	BEVERAGES - 0.3%
2,346	Primo Water Corp.			35,260

	BIOTECH & PHARMACEUTICALS - 0.8%
100	BioSpecifics Technologies Corp. *			8,840
509	Bluebird Bio, Inc. *			22,442
400	Eidos Therapeutics, Inc. *			36,824
1,480	TransMedics Group, Inc. *			22,008
1,100	Urovant Sciences Ltd. *			17,677
				107,791
	COMMERCIAL SUPPORT SERVICES - 1.1%
162	Avalara, Inc. *			27,823
1,287	Clean Harbors, Inc. *			93,140
976	HMS Holdings Corp. *			30,666
				151,629
	E-COMMERCE DISCRETIONARY - 0.7%
2,390	Leslie’s, Inc. *			49,449
78	Ozon Holdings PLC - ADR *			3,122
1,378	Revolve Group, Inc. *			32,521
198	Yatsen Holding Ltd. - ADR *			3,309
				88,401
	ELECTRIC UTILITIES - 0.4%
2,080	PPL Corp.			59,114

	ELECTRICAL EQUIPMENT - 0.4%
876	BWX Technologies, Inc.			49,827

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 73.1% (Continued)
	ENGINEERING & CONSTRUCTION - 0.8%
1,740	Cellnex Telecom SA	$110,064

	HEALTHCARE FACILITIES & SERVICES - 2.0%
691	Accolade, Inc. *	35,870
204	Catalent, Inc. *	19,613
696	Invitae Corp. *	34,556
2,675	NeoGenomics, Inc. *	127,276
746	PPD, Inc. *	26,110
973	Progyny, Inc. *	34,532
1	Teladoc Health, Inc. *	199
		278,156
	HOME CONSTRUCTION - 0.6%
75,105	Glenveagh Properties PLC *	75,466

	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,000	HD Supply Holdings, Inc. *	111,560

	INSURANCE - 3.5%
1,038	GoHealth, Inc. *	10,940
687	Lemonade, Inc. *	47,588
2,900	National General Holdings Corp.	98,832
900	Watford Holdings Ltd. *	31,248
1,400	Willis Towers Watson PLC	291,466
		480,074
	INTERNET MEDIA & SERVICES - 1.4%
900	Endurance International Group Holdings, Inc. *	8,532
243	Fiverr International Ltd. *	48,680
454	MediaAlpha, Inc. *	17,138
2,100	SINA Corp. *	90,993
3,400	Sogou, Inc. - ADR *	29,988
		195,331
	LEISURE FACILITIES & SERVICES - 5.4%
2,262	Accor SA *	77,792
1,600	Cineplex, Inc.	12,840
3,200	Dunkin’ Brands Group, Inc.	340,288
316	Hilton Worldwide Holdings, Inc.	32,747
730	Marriott International, Inc.	92,615
971	Norwegian Cruise Line Holdings Ltd. *	22,207
373	Red Rock Resorts, Inc.	8,111
970	Shake Shack, Inc. *	79,210
614	Wingstop, Inc.	78,168
		743,978
	MACHINERY - 0.8%
1,385	Ingersoll Rand, Inc. *	61,314
671	Tennant Co.	45,064
		106,378
	MEDICAL EQUIPMENT & DEVICES - 3.9%
304	Acutus Medical, Inc. *	8,640
512	Axonics Modulation Technologies, Inc. *	22,472
251	Bio-Techne Corp.	76,131
282	CareDx, Inc. *	16,122
3,037	GenMark Diagnostics, Inc. *	40,605
178	Inspire Medical Systems, Inc. *	33,062
854	Novocure Ltd. *	107,305
1,262	Silk Road Medical, Inc. *	72,313
900	Varian Medical Systems, Inc. *	156,582
		533,232

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 73.1% (Continued)
	OIL & GAS PRODUCERS - 4.9%
1,059	Antero Midstream Corp.	$7,138
991	Cheniere Energy, Inc. *	56,180
597	Cheniere Energy Partners LP	22,746
1,000	Concho Resources, Inc.	57,480
495	Crestwood Equity Partners LP	8,073
450	DCP Midstream LP	7,267
389	Delek Logistics Partners LP	11,779
992	Enable Midstream Partners LP	5,049
1,804	Enbridge, Inc.	56,303
4,533	Energy Transfer LP	28,014
1,739	EnLink Midstream LLC	6,434
2,160	Enterprise Products Partners LP	41,904
2,211	Equitrans Midstream Corp.	18,042
902	Genesis Energy LP	5,800
571	Holly Energy Partners LP	7,731
2,996	Kinder Morgan, Inc.	43,082
938	Magellan Midstream Partners LP	38,599
2,185	MPLX LP	45,972
570	NGL Energy Partners LP	1,243
724	NuStar Energy LP	9,622
878	ONEOK, Inc.	31,494
642	PBF Logistics LP	5,990
460	Phillips 66 Partners LP	12,365
2,379	Plains All American Pipeline LP	18,889
1,266	Plains GP Holdings LP	10,039
457	Rattler Midstream LP	3,789
769	Shell Midstream Partners LP *	7,890
1,096	Targa Resources Corp	25,756
1,262	TC Energy Corp	55,440
335	TC PipeLines LP	10,351
1,241	Tellurian, Inc. *	1,849
1,025	Western Midstream Partners LP	13,222
		675,532
	REAL ESTATE OWNERS & DEVELOPERS - 3.3%
21,312	CK Asset Holdings Ltd.	116,697
2,502	COIMA RES SpA	18,317
14,872	Empiric Student Property PLC	14,494
15,089	Hongkong Land Holdings Ltd.	61,412
2,227	Instone Real Estate Group AG *	57,275
111	LEG Immobilien AG	15,862
10,586	McCarthy & Stone PLC *	16,535
6,545	Mitsubishi Estate Co. Ltd.	113,231
196	VGP NV	28,088
1,893	Wharf Real Estate Investment Co. Ltd.	8,803
		450,714
	REITS - 15.4%
2,650	Acadia Realty Trust	37,630
276	Alexandria Real Estate Equities, Inc.	45,189
421	American Homes 4 Rent	12,091
210	American Tower Corp.	48,552
3,063	Americold Realty Trust	104,540
29,687	Assura PLC	29,646
3,854	Brixmor Property Group, Inc.	58,851
2,692	Broadstone Net Lease, Inc.	47,460
5,940	CatchMark Timber Trust, Inc.	56,965
20,302	Colony Capital, Inc.	87,705
3,411	CoreCivic, Inc.	24,184
1,085	Corporate Office Properties Trust	28,894
597	CyrusOne, Inc.	41,736

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 73.1% (Continued)
	REITS - 15.4% (Continued)
2,975	Easterly Government Properties, Inc.	$64,438
66	Equinix, Inc.	46,054
1,019	Equity LifeStyle Properties, Inc.	59,703
1,800	Front Yard Residential Corp.	29,376
3,397	GEO Group, Inc.	32,102
4,078	Global Medical REIT, Inc.	55,828
804	Great Portland Estates PLC	6,898
1,455	Healthpeak Properties, Inc.	41,991
4,007	Independence Realty Trust, Inc.	51,610
4,193	InterRent Real Estate Investment Trust	45,363
4,187	Invitation Homes, Inc.	119,664
202	Japan Hotel REIT Investment Corp.	99,571
572	Kilroy Realty Corp.	34,983
1,282	Klepierre SA	28,370
67	LaSalle Logiport REIT	100,363
20,764	Link REIT	182,129
9,973	Mapletree Commercial Trust	15,186
11,350	Mapletree Logistics Trust	16,690
1,032	MGM Growth Properties LLC	31,548
16	Mitsui Fudosan Logistics Park, Inc.	76,106
921	National Retail Properties, Inc.	34,722
1,018	New Senior Investment Group, Inc.	5,630
152	Prologis, Inc.	15,208
786	QTS Realty Trust, Inc.	46,696
652	STAG Industrial, Inc.	19,417
4,000	Taubman Centers, Inc.	170,880
1,300	Tritax Big Box REIT PLC	2,871
383	Waypoint REIT	759
949	Welltower, Inc.	59,768
		2,117,367
	RETAIL - CONSUMER STAPLES - 1.6%
333	Five Below, Inc. *	52,081
1,010	Ollie’s Bargain Outlet Holdings, Inc. *	88,941
3,150	OptimizeRx Corp. *	83,223
		224,245
	RETAIL - DISCRETIONARY - 4.1%
1,500	BMC Stock Holdings, Inc. *	73,410
3,427	Designer Brands, Inc.	27,073
4,800	Hudson Ltd. *	36,912
2,600	Tiffany & Co.	341,848
290	Ulta Beauty, Inc. *	79,866
		559,109
	SEMICONDUCTORS - 1.7%
300	Inphi Corp. *	46,539
700	Maxim Integrated Products, Inc.	58,128
900	Xilinx, Inc.	130,995
		235,662
	SOFTWARE - 11.4%
1,372	1Life Healthcare, Inc. *	45,098
430	Alteryx, Inc. *	51,531
292	Bandwidth, Inc. *	44,320
548	BigCommerce Holdings, Inc. *	44,202
100	Bill.com Holdings, Inc. *	12,271
618	Black Knight, Inc. *	56,621
164	Blackline, Inc. *	20,156
2,315	Domo, Inc. *	87,947
1,492	Duck Creek Technologies, Inc. *	59,322
1,899	Dynatrace, Inc. *	72,200
1,829	eGain Corp. *	20,741
750	Five9, Inc. *	116,400
617	Guidewire Software, Inc. *	75,570

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares		Value
	COMMON STOCK - 73.1% (Continued)
	SOFTWARE - 11.4% (Continued)
852	Health Catalyst, Inc. *	$30,374
92	HubSpot, Inc. *	36,278
1,694	Jamf Holding Corp. *	53,700
1	JFrog Ltd. *	70
3,273	Medallia, Inc. *	114,522
2,600	MobileIron, Inc. *	18,304
616	nCino, Inc. *	50,198
529	Nutanix, Inc. *	14,489
304	Oak Street Health, Inc. *	14,340
390	Paylocity Holding Corp. *	76,674
1,065	Phreesia, Inc. *	47,030
1,082	Ping Identity Holding Corp. *	24,334
1,649	Pluralsight, Inc. *	27,011
1,601	PROS Holdings, Inc. *	68,667
219	RingCentral, Inc. *	65,054
1,125	Sailpoint Technologies Holdings, Inc. *	52,380
675	Sprout Social, Inc. *	34,681
541	Talend SA - ADR *	20,304
1,218	Tenable Holdings, Inc. *	43,860
5,760	USA Technologies, Inc. *	48,960
604	Vertex, Inc. *	15,245
		1,562,854
	SPECIALTY FINANCE - 0.4%
4,122	Ellington Financial, Inc.	59,357

	TECHNOLOGY HARDWARE - 0.2%
2,000	Fitbit, Inc. *	14,360
937	Pure Storage, Inc. *	17,119
		31,479
	TECHNOLOGY SERVICES - 1.1%
600	CoreLogic, Inc.	46,500
460	Evo Payments, Inc. *	11,564
507	Repay Holdings Corp. *	12,234
681	Shift4 Payments, Inc. *	41,970
294	Telos Corp. *	5,901
200	Virtusa Corp. *	10,016
115	WEX, Inc. *	19,923
		148,108
	TELECOMMUNICATIONS - 0.3%
2,689	Vonage Holdings Corp. *	34,580

	TRANSPORTATION & LOGISTICS - 1.3%
2,198	CryoPort, Inc. *	106,933
1,322	Knight-Swift Transportation Holdings, Inc.	54,585
634	Macquarie Infrastructure Corp.	20,510
		182,028
	TRANSPORTATION EQUIPMENT - 0.5%
1,600	Navistar International Corp. *	70,816

	WHOLESALE - DISCRETIONARY - 0.7%
1,115	IAA, Inc. *	66,811
1,642	KAR Auction Services, Inc.	29,638
		96,449

	TOTAL COMMON STOCK (Cost - $9,800,585)	10,030,183

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 0.8%
	FIXED INCOME FUNDS - 0.8%
2,501	iShares 0-5 Year High Yield Corporate Bond ETF			$112,720
1	ProShares UltraShort 20+ Year Treasury			16
				112,736
	EQUITY FUNDS - 0.0%
1	ProShares UltraPro Short S&P 500			7
1	ProShares UltraShort Russell 2000			6
				13

	TOTAL EXCHANGE TRADED FUNDS (Cost - $112,265)			112,749

	PREFERRED STOCK - 6.6%
6,000	Assurant, Inc. *	5.250%	1/15/2061	163,500
4,000	Athene Holding Ltd. *	6.375%	Perpetual	109,880
2,260	B Riley Financial, Inc. *	7.500%	5/31/2027	56,590
8,000	Brighthouse Financial, Inc. *	5.375%	Perpetual	208,080
7,500	United States Cellular Corp. *	6.250%	9/1/2069	199,125
4,000	Wells Fargo & Co. *	5.125%	Perpetual	101,000
2,459	Wells Fargo & Co. *	4.700%	Perpetual	62,311
	TOTAL PREFERRED STOCK (Cost - $851,073)			900,486

	CLOSED END FUNDS - 10.9%
8,000	BlackRock Core Bond Trust			131,200
10,000	BlackRock Corporate High Yield Fund, Inc.			115,500
11,000	BlackRock Credit Allocation Income Trust			163,350
10,000	BlackRock Limited Duration Income Trust			158,900
8,000	DoubleLine Income Solutions Fund			137,600
10,000	Eaton Vance Ltd. Duration Income Fund			122,100
10,800	Invesco Dynamic Credit Opportunities Fund			111,456
40,000	Invesco Senior Income Trust			158,800
7,000	John Hancock Preferred Income Fund III			119,420
13,000	Nuveen Corporate Income November 2021 Target Term Fund			118,950
7,000	Nuveen Preferred & Income Term Fund			164,430
	TOTAL CLOSED END FUNDS (Cost - $1,256,558)			1,501,706

	OPEN END FUND - 5.0%
60,974	James Alpha Structured Credit Value Portfolio, Class S +			682,905
	TOTAL OPEN END FUND (Cost - $622,624)

	CONTINGENT VALUE RIGHT - 0.0%
300	Bristol-Myers Squibb Co. *			354
	TOTAL CONTINGENT VALUE RIGHT (Cost - $690)

	SHORT-TERM INVESTMENT - 9.8%
1,342,310	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^ (Cost - $1,342,310)			1,342,310

	TOTAL INVESTMENTS - 110.0% (Cost - $14,490,840)			$15,100,297

	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%			(1,374,199)

	NET ASSETS - 100.0%			$13,726,098

	SECURITIES SOLD SHORT - (22.2)%
	COMMON STOCK - (7.3)%
	AUTOMOTIVE - (0.0)%
1	BorgWarner, Inc.			$39

	BANKING - (0.0)%
6	First Citizens BancShares, Inc.			3,172
1	Prosperity Bancshares, Inc.			63
				3,235

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Continued)
November 30, 2020

Shares		Value
	SECURITIES SOLD SHORT - (22.2)% (Continued)
	COMMON STOCK - (7.3)% (Continued)
	BIOTECH & PHARMACEUTICALS - (0.6)%
787	Atara Biotherapeutics, Inc. *	$18,250
626	Bridgebio Pharma, Inc. *	31,450
344	Ionis Pharmaceuticals, Inc. *	17,382
1,597	Sinovac Biotech Ltd. *	10,333
		77,415
	CHEMICALS - (0.4)%
225	WD-40 Co.	57,220

	GAS & WATER UTILITIES - (0.4)%
392	Chesapeake Utilities Corp.	40,772
235	ONE Gas, Inc.	18,607
		59,379
	INSTITUTIONAL FINANCIAL SERVICES - (0.2)%
468	Morgan Stanley	28,936

	INSURANCE - (2.3)%
1,512	Aon PLC	309,794

	OIL & GAS PRODUCERS - (0.4)%
1,460	ConocoPhillips	57,758

	RETAIL - DISCREYIONARY - (0.6)%
1,969	Builders FirstSource, Inc. *	73,660

	SEMICONDUCTORS - (1.7)%
1,548	Advanced Micro Devices, Inc. *	143,438
441	Analog Devices, Inc.	61,334
696	Marvell Technology Group Ltd.	32,218
		236,990
	SOFTWARE - (0.4)%
450	Altair Engineering, Inc. *	24,255
866	Sapiens International Corp. NV	25,850
		50,105
	SPECIALTY FINANCE - (0.3)%
156	Credit Acceptance Corp. *	46,563

	TOTAL COMMON STOCK (Proceeds - $879,178)	1,001,094

	EXCHANGED TRADED FUNDS - (14.9)%
	EQUITY FUNDS - (14.9)%
2,174	iShares Russell 2000 ETF	393,537
6,290	iShares Russell 2000 Growth ETF	1,651,691
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $1,608,956)	2,045,228

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,488,134)	$3,046,322

*	Non-income producing securities

+	Investment in affiliate

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2020, these securities amounted to $424,876 or 3.10% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnerships

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 87.1%
	EQUITY FUND - 87.1%
121,000	SPDR S&P500 ETF Trust +			$43,809,260
	TOTAL EXCHANGE TRADED FUNDS (Cost - $37,914,349)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 1.8% *
	PUT OPTIONS PURCHASED - 1.8%
275	S&P 500 Index	$97,625,000	12/21/20-$3,550.00	897,875
	TOTAL PURCHASED OPTIONS (Cost - $1,096,537)			897,875

Shares
	SHORT-TERM INVESTMENTS - 5.4%
2,730,851	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^ (Cost - $2,730,851)			2,730,851

	TOTAL INVESTMENTS - 94.3% (Cost - $41,741,737)			$47,437,986

	OTHER ASSETS LESS LIABILITIES - 5.7%			2,872,684

	NET ASSETS - 100.0%			$50,310,670

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.2)% *
	PUT OPTIONS WRITTEN - (0.5)%
100	S&P 500 Index	$32,800,000	12/21/20-$3,280.00	$63,500
200	S&P 500 Index	67,400,000	12/21/20-$3,370.00	209,000
	(Premiums Received - $652,358)			272,500

	CALL OPTIONS WRITTEN - (1.7)%
100	SPDR S&P500 ETF Trust	3,650,000	12/01/20-$365.00	50
550	SPDR S&P500 ETF Trust	19,525,000	12/07/20-$355.00	468,875
250	SPDR S&P500 ETF Trust	8,925,000	12/07/20-$357.00	170,500
100	SPDR S&P500 ETF Trust	3,650,000	12/07/20-$365.00	16,250
200	SPDR S&P500 ETF Trust	7,100,000	12/14/20-$355.00	195,500
	(Premiums Received - $878,243)			851,175

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,530,601)			$1,123,675

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$4,898,100	SPY SPDR SP 500 ETF Trust	15,000	Goldman Sachs	9/21/2021	Pay	0.14025	*	$—
1,632,700	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2021	Pay	0.14025	#	—
1,632,700	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2020	Pay	0.14025	#	—
1,632,700	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2020	Pay	0.14025	#	—
2,480,647	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2021	Pay	0.14013		—
7,270,710	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2021	Pay	0.00000		—
								$—

#	Variable rate is Libor plus 0.40%

*	Variable rate is Libor plus 0.50%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 59.6%
	EQUITY FUND - 59.6%
45,000	iShares MSCI Emerging Markets ETF +			$2,192,850
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,957,675)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 2.4% *
	PUT OPTIONS PURCHASED - 2.4%
600	iShares MSCI Emerging Markets ETF	$2,803,800	12/21/20-$46.73	31,500
600	iShares MSCI Emerging Markets ETF	2,820,000	12/21/20-$47.00	26,400
300	iShares MSCI Emerging Markets ETF	1,440,000	1/04/21-$48.00	28,050
	TOTAL PURCHASED OPTIONS (Cost - $149,105)			85,950

Shares
	SHORT-TERM INVESTMENTS - 15.8%
582,413	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.03% ^ (Cost - $582,413)			582,413

	TOTAL INVESTMENTS - 77.8% (Cost - $2,689,193)			$2,861,213

	OTHER ASSETS LESS LIABILITIES - 22.2%			817,044

	NET ASSETS - 100.0%			$3,678,257

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.1)% *
	PUT OPTIONS WRITTEN - (0.6)%
600	iShares MSCI Emerging Markets ETF	$2,623,800	12/21/20-$43.73	$6,300
600	iShares MSCI Emerging Markets ETF	2,640,000	12/21/20-$44.00	7,200
300	iShares MSCI Emerging Markets ETF	1,350,000	1/04/21-$45.00	8,550
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $50,795)			22,050

	CALL OPTIONS WRITTEN - (1.5)%
300	iShares MSCI Emerging Markets ETF	1,440,000	12/07/20-$48.00	30,000
350	iShares MSCI Emerging Markets ETF	1,697,500	12/07/20-$48.50	25,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $77,436)			55,200

	TOTAL OPTIONS WRITTEN (Premiums Received - $128,231)			$77,250

Shares
	SECURITIES SOLD SHORT - (5.3)%
	EXCHANGE TRADED FUNDS - (5.3)%
	EQUITY FUND - (5.3)%
4,000	iShares MSCI Emerging Markets ETF +			$194,920
	TOTAL SECURITIES SOLD SHORT (Proceeds $192,457)

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2020.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$2,702,560	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2021	Pay	0.14013	#	$—
								$—

#	Variable rate is Libor plus 0.20%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
November 30, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 14.2%
	AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
$100,000	Multifamily Connecticut Avenue Securities Trust 2019-01 #, 1 mo. LIBOR + 3.2500%	3.4001	*	10/15/2049	$92,668

	AUTO LOAN ASSET-BACKED SECURITIES - 1.2%
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	167,833
75,000	United Auto Credit Securitization Trust 2019-1 #	4.2900		8/12/2024	76,601
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	103,625
					348,059
	COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
139,028	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	88,729
110,000	Angel Oak Mortgage Trust I, LLC 2017-1 #	4.8933	*	1/25/2047	111,297
123,377	Bellemeade Re 2017-1 Ltd. #, 1 mo. LIBOR + 3.3500%	3.5001	*	10/25/2027	123,929
100,000	Bunker Hill Loan Depositary Trust 2020-1 #	4.3530	*	2/25/2055	105,017
50,000	Connecticut Avenue Securities Trust 2020-SBT1 #, 1 mo. LIBOR + 3.6500%	3.8001	*	2/25/2040	49,434
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	132,743
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	102,305
99,359	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 10.2500%	10.4001	*	1/25/2029	112,043
81,815	Fannie Mae REMICS	3.0000		12/25/2027	4,988
81,439	Fannie Mae REMICS	3.0000		1/25/2028	5,203
88,338	Fannie Mae REMICS	3.0000		2/25/2028	5,267
171,298	Freddie Mac REMICS	3.0000		10/15/2027	11,736
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 4.2000%	4.3501	*	2/25/2047	190,071
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 10.5000%	10.6501	*	2/25/2047	214,543
128,625	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +8.8000%	8.9501	*	3/25/2028	141,147
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 11.0000%	11.1501	*	10/25/2048	169,472
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 10.7500%	10.9001	*	1/25/2049	232,206
120,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR + 4.0500%	4.2001	*	2/25/2049	109,282
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 12.2500%	12.4001	*	2/25/2049	107,900
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR + 8.1500%	8.3001	*	7/25/2049	155,907
60,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR + 3.1000%	3.2501	*	3/25/2050	60,565
70,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR + 4.1000%	4.2501	*	3/25/2050	68,564
40,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR + 6.0000%	6.1501	*	8/25/2050	42,302
175,145	Government National Mortgage Association	3.5000		12/12/2049	18,670
187,079	Government National Mortgage Association	3.5000		12/20/2049	22,223
170,000	Oaktown Re III Ltd. #, 1 mo. LIBOR + 4.3500%	4.5001	*	7/25/2029	152,860
100,000	Verus Securitization Trust 2019-INV2 #	4.4520	*	7/25/2059	98,555
					2,636,958
	CREDIT CARD ASSET-BACKED SECURITIES - 0.4%
120,000	Continental Credit Card A.B.S 2019-1, LLC #	6.1600		8/15/2026	124,370

	NON AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
114,000	COMM 2019-GC44 Mortgage Trust #	2.5000		8/15/2057	101,279
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330	*	11/10/2049	103,738
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.2735	*	8/15/2048	86,060
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.9269	*	6/15/2047	86,482
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	64,393
					441,952
	OTHER ASSET-BACKED SECURITIES - 1.6%
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	152,871
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	100,516
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	100,353
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	105,412
					459,152

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,127,675)				4,103,159

	TERM LOANS - 1.2%
	AUTOMOTIVE - 0.3%
92,291	First Brands Group, LLC	—		2/2/2024	92,406

	LEISURE FACILITIES & SERVICES - 0.5%
140,500	Spectacle Gary Holdings, LLC	—		11/7/2025	137,295
10,200	Spectacle Gary Holdings, LLC	—		11/7/2025	9,967
					147,262
	MACHINERY - 0.0%
14,432	Shape Technologies Group, Inc.	5.0879	*	4/4/2025	11,907

	TELECOMMUNICATIONS - 0.1%
31,699	Intrado Corporation	6.0935	*	10/3/2024	30,253

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	TERM LOANS - 1.2% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3%
$75,000	Grupo Aeromexico S.A.B. de C.V.	—		8/19/2022	$74,250

	TOTAL TERM LOANS (Cost - $357,680)				356,078

	CORPORATE BONDS - 42.3%
	ADVERTISING & MARKETING - 0.3%
98,000	MDC Partners, Inc. #	6.5000		5/1/2024	96,678

	AEROSPACE & DEFENSE - 1.0%
50,000	Boeing Company (The)	5.8050		5/1/2050	66,282
200,000	TransDigm, Inc. #	6.2500		3/15/2026	212,251
					278,533
	ASSET MANAGEMENT - 1.0%
140,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.2500		5/15/2026	146,619
140,000	VistaJet Malta Finance plc / XO Management Holding, Inc. #	10.5000		6/1/2024	141,050
					287,669
	AUTOMOTIVE - 1.9%
62,000	Dealer Tire, LLC / DT Issuer, LLC #	8.0000		2/1/2028	63,860
35,000	Ford Motor Company	8.5000		4/21/2023	39,289
35,000	Ford Motor Company	9.0000		4/22/2025	42,578
155,000	General Motors Financial Company, Inc.	3.8500		1/5/2028	172,822
200,000	General Motors Financial Company, Inc., 5 Year Treasury + 4.9970%	5.7000	*	Perpetual	220,000
					538,549
	BANKING - 1.3%
80,000	Citigroup, Inc., SOFR + 3.2340%	4.7000	*	Perpetual	81,874
99,000	JPMorgan Chase & Company, SOFR + 3.3800%	5.0000	*	Perpetual	104,071
110,000	JPMorgan Chase & Company, SOFR + 3.1250%	4.6000	*	Perpetual	112,371
71,000	Truist Financial Corporation, 5 Year Treasury + 4.3490%	5.1000	*	Perpetual	80,393
					378,709
	CHEMICALS - 0.5%
75,000	Element Solutions, Inc. #	3.8750		9/1/2028	76,603
56,000	NOVA Chemicals Corporation #	5.2500		6/1/2027	58,447
					135,050
	COMMERCIAL SUPPORT SERVICES - 0.3%
54,000	Tervita Corporation #	7.6250		12/1/2021	54,100
40,000	Tervita Corporation #	11.0000		12/1/2025	41,608
					95,708
	CONSTRUCTION MATERIALS - 0.4%
60,000	Standard Industries, Inc. #	4.3750		7/15/2030	63,542
45,000	Summit Materials, LLC / Summit Materials Finance Corporation #	6.5000		3/15/2027	47,860
					111,402
	CONTAINERS & PACKAGING - 0.0%
8,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC #	5.1250		7/15/2023	8,101

	ELECTRIC UTILITIES - 0.4%
15,000	NRG Energy, Inc. #	3.3750		2/15/2029	15,356
20,000	NRG Energy, Inc. #	3.6250		2/15/2031	20,750
70,000	Vistra Operations Company, LLC #	5.6250		2/15/2027	74,043
					110,149
	ENGINEERING & CONSTRUCTION - 1.0%
125,000	Michael Baker International, LLC #	8.7500		3/1/2023	126,875
85,000	PowerTeam Services, LLC #	9.0330		12/4/2025	93,553
132,837	Stoneway Capital Corporation # +	—		3/1/2027	54,370
					274,798
	ENTERTAINMENT CONTENT - 0.1%
51,000	Diamond Sports Group, LLC / Diamond Sports Finance Company #	6.6250		8/15/2027	29,310

	FOOD - 1.3%
323,000	Cooke Omega Investments, Inc. / Alpha VesselCompany Holdings, Inc. #	8.5000		12/15/2022	333,825
94,323	Youngs PIK SCA (a)	8.2500	~	8/1/2022	50,272
					384,097
	HOME CONSTRUCTION - 2.6%
200,000	Beazer Homes USA, Inc.	5.8750		10/15/2027	210,875
250,000	Taylor Morrison Communities, Inc. #	5.1250		8/1/2030	278,594
250,000	Weekley Homes, LLC / Weekley Finance Corporation #	4.8750		9/15/2028	261,953
					751,422
	HOUSEHOLD PRODUCTS - 0.4%
40,000	Clearwater Paper Corporation #	4.7500		8/15/2028	41,725
60,000	Edgewell Personal Care Company #	5.5000		6/1/2028	64,566
					106,291

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 42.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
$200,000	Credit Suisse Group A.G., 1 mo. LIBOR + 5.1080%	7.1250	*	Perpetual	$211,598

	INSURANCE - 2.0%
200,000	Athene Holding Ltd.	3.5000		1/15/2031	212,106
65,000	CNO Financial Group, Inc.	5.2500		5/30/2029	77,387
100,000	Liberty Mutual Insurance Company #	7.6970		10/15/2097	163,384
105,000	Nationwide Mutual Insurance Company #	4.3500		4/30/2050	123,264
					576,141
	INTERNET MEDIA & SERVICES - 0.6%
70,000	Expedia Group, Inc. #	4.6250		8/1/2027	77,186
100,000	Uber Technologies, Inc. #	8.0000		11/1/2026	108,258
					185,444
	LEISURE FACILITIES & SERVICES - 2.1%
25,000	Caesars Entertainment, Inc. #	8.1250		7/1/2027	27,531
110,000	Enterprise Development Authority (The) #	12.0000		7/15/2024	123,475
35,000	Hilton Domestic Operating Company, Inc. #	3.7500		5/1/2029	36,014
35,000	Hilton Domestic Operating Company, Inc. #	4.0000		5/1/2031	36,838
30,000	Hyatt Hotels Corporation	5.3750		4/23/2025	33,587
40,000	Marriott International, Inc.	3.5000		10/15/2032	43,683
55,000	Scientific Games International, Inc. #	7.0000		5/15/2028	57,382
75,000	Station Casinos, LLC #	4.5000		2/15/2028	74,016
884,682	Tunica-Biloxi Gaming Authority #	3.7800		12/15/2020	185,783
					618,309
	METALS & MINING - 1.3%
21,000	Joseph T Ryerson & Son, Inc. #	8.5000		8/1/2028	22,929
373,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022	319,266
31,000	Novelis Corporation #	4.7500		1/30/2030	32,964
					375,159
	OIL & GAS PRODUCERS - 4.5%
48,000	Cameron LNG, LLC #	3.4020		1/15/2038	52,627
80,000	Cenovus Energy, Inc.	5.3750		7/15/2025	88,103
27,000	Cheniere Energy, Inc. #	4.6250		10/15/2028	28,041
744,000	Delphi Energy Corporation (a)	10.0000		4/15/2023	252,612
60,000	Enable Midstream Partners, L.P.	4.9500		5/15/2028	59,209
120,000	Energy Transfer Operating, L.P., 5 Year Treasury + 5.3060%	7.1250	*	Perpetual	113,970
16,000	EnLink Midstream Partners, L.P.	5.6000		4/1/2044	11,909
84,000	EnLink Midstream, LLC	5.3750		6/1/2029	79,748
10,000	EQT Corporation	5.0000		1/15/2029	10,575
45,000	Hess Midstream Operations, L.P. #	5.1250		6/15/2028	46,167
90,000	MEG Energy Corporation #	7.1250		2/1/2027	88,425
75,000	Midwest Connector Capital Company, LLC #	4.6250		4/1/2029	76,070
70,000	MPLX, L.P.	4.5000		4/15/2038	77,738
95,000	PBF Holding Company, LLC / PBF Finance Corporation #	6.0000		2/15/2028	50,053
35,000	PBF Holding Company, LLC / PBF Finance Corporation #	9.2500		5/15/2025	34,787
85,000	Petroleos Mexicanos	6.8400		1/23/2030	83,453
105,631	PetroQuest Energy, Inc. (a)(b) #	10.0000	~	2/15/2024	23,107
90,000	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corporation #	6.0000		3/1/2027	88,988
24,000	Talos Petroleum, LLC	7.5000		5/31/2022	19,320
					1,284,902
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
352,000	ION Geophysical Corporation	9.1250		12/15/2021	236,324
190,224	Noram Drilling Company A/S	9.0000		6/3/2021	189,273
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025	35,375
84,538	Transocean Sentry Ltd. #	5.3750		5/15/2023	66,151
19,000	Transocean, Inc. #	8.0000		2/1/2027	7,125
					534,248
	PUBLISHING & BROADCASTING - 1.0%
200,000	Clear Channel International BV #	6.6250		8/1/2025	209,250
65,000	Clear Channel Worldwide Holdings, Inc.	9.2500		2/15/2024	65,088
25,000	Sinclair Television Group, Inc. #	4.1250		12/1/2030	25,094
					299,432
	REITS - 2.8%
45,000	iStar, Inc.	4.7500		10/1/2024	45,080
105,000	iStar, Inc.	4.2500		8/1/2025	102,375
40,000	Lexington Realty Trust	2.7000		9/15/2030	41,501
55,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	4.6250		8/1/2029	58,742
45,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000		3/15/2031	45,818
500,000	Service Properties Trust	5.5000		12/15/2027	522,121
					815,637

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 42.3% (Continued)
	RETAIL - DISCRETIONARY - 0.9%
$125,000	Conn’s Inc.	7.2500		7/15/2022	$121,689
423,000	House of Fraser Funding plc, 3 mo. BP LIBOR + 5.7500% +	6.6500		9/15/2021	26,542
104,000	Michaels Stores, Inc. #	8.0000		7/15/2027	107,296
					255,527
	SEMICONDUCTORS - 0.3%
65,000	Broadcom, Inc.	4.1500		11/15/2030	75,642

	SOFTWARE - 0.6%
120,000	Citrix Systems, Inc.	3.3000		3/1/2030	128,896
55,000	Rackspace Technology Global, Inc. #	5.3750		12/1/2028	57,624
					186,520
	SPECIALTY FINANCE - 4.5%
388,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	286,150
35,000	Air Lease Corporation	3.1250		12/1/2030	35,590
200,000	Avation Capital S.A. #	6.5000		5/15/2021	130,725
500,000	Blackstone / GSO Secured Lending Fund #	3.6250		1/15/2026	512,205
108,000	Freedom Mortgage Corporation #	8.1250		11/15/2024	111,578
67,356	Global Aircraft Leasing Company Ltd. #	6.5000	~	9/15/2024	60,122
35,000	Nationstar Mortgage Holdings, Inc. #	6.0000		1/15/2027	36,350
40,000	Nationstar Mortgage Holdings, Inc. #	5.5000		8/15/2028	41,275
2,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc. #	3.6250		3/1/2029	1,992
84,000	TMX Finance, LLC / TitleMax Finance Corporation #	11.1250		4/1/2023	79,791
					1,295,778
	TECHNOLOGY HARDWARE - 0.8%
73,339	Interactive Network, Inc. / FriendFinder Networks, Inc.	14.0000		4/27/2025	60,505
194,015	Interactive Network, Inc. / FriendFinder Networks, Inc.	14.0000		4/27/2025	160,062
					220,567
	TELECOMMUNICATIONS - 3.7%
300,000	Altice France S.A. #	7.3750		5/1/2026	315,315
405,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	397,913
225,000	Switch Ltd. #	3.7500		9/15/2028	228,704
70,000	T-Mobile USA, Inc. #	3.3000		2/15/2051	73,515
50,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation #	7.7500		8/15/2028	50,750
					1,066,197
	TRANSPORTATION & LOGISTICS - 2.1%
55,000	Air Canada 2020-2 Class A Pass Through Trust #	5.2500		4/1/2029	57,877
40,000	Alaska Airlines 2020-1 Class A Pass Through Trust #	4.8000		8/15/2027	43,349
90,000	Bristow Group, Inc.	7.7500		12/15/2022	89,460
15,000	British Airways 2020-1 Class B Pass Through Trust #	8.3750		11/15/2028	15,000
15,000	British Airways 2020-1 Class A Pass Through Trust #	4.2500		11/15/2032	15,600
25,000	Delta Air Lines Inc / SkyMiles IP Ltd. #	4.7500		10/20/2028	26,937
200,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	205,203
65,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd. #	6.5000		6/20/2027	70,606
70,000	Western Global Airlines, LLC #	10.3750		8/15/2025	77,350
					601,382

	TOTAL CORPORATE BONDS (Cost - $14,018,371)				12,188,949

	CONVERTIBLE BONDS - 1.2%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.1%
60,000	Tricida, Inc. #	3.5000		5/15/2027	31,683

	FOREST PAPER & WOOD PRODUCTS - 0.0%
330,000	Fortress Global Enterprises, Inc. (a)(b)	9.7500		12/31/2021	13

	LEISURE FACILITIES & SERVICES - 0.4%
45,000	Carnival Corporation #	5.7500		4/1/2023	100,289
15,000	Royal Caribbean Cruises Ltd. #	4.2500		6/15/2023	20,685
					120,974
	TRANSPORTATION & LOGISTICS - 0.7%
68,000	Air Canada #	4.0000		7/1/2025	101,895
55,000	Southwest Airlines Company	1.2500		5/1/2025	81,400
					183,295

	TOTAL CONVERTIBLE BONDS (Cost - $467,056)				335,965

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Coupon Rate (%)		Maturity Date	Value
	PREFERRED STOCK - 6.5%
	ASSET MANAGEMENT - 0.5%
6,000	B Riley Financial, Inc.	7.5000		Perpetual	$150,240

	BANKING - 0.8%
9,210	Wells Fargo & Company Series O	5.1250		Perpetual	232,553

	GAS & WATER UTILITIES - 0.3%
3,075	South Jersey Industries, Inc.	5.6250		Perpetual	80,411

	INSURANCE - 2.8%
14,000	Assurant, Inc.	5.2500		Perpetual	381,500
6,000	Athene Holding Ltd. Series C, 5 Year Treasury + 5.9700%	6.3750	*	Perpetual	164,820
10,000	Brighthouse Financial, Inc. Series C	5.3750		Perpetual	260,100
					806,420
	LEISURE PRODUCTS - 0.0%
649	JAKKS Pacific, Inc. (a)(b)	—		Perpetual	—

	TELECOMMUNICATIONS - 2.1%
22,500	United States Cellular Corporation	6.2500		Perpetual	597,375

	TOTAL PREFERRED STOCK (Cost - $1,760,299)				1,866,999

	COMMON STOCK - 2.0%
	ENTERTAINMENT CONTENT - 0.0%
781	FriendFinder Networks, Inc. (a)(b) +				—

	LEISURE PRODUCTS - 0.0%
189,940	JAKKS Pacific, Inc. (a)(b)				—

	MACHINERY - 0.5%
161	CE Star (a)(b)				139,805

	METALS & MINING - 0.9%
8	RA Parent, Inc. (a)(b) +				274,482

	OIL & GAS PRODUCERS - 0.0%
10,132	PetroQuest Energy, Inc. (a)(b)				—
107,881	Zargon Oil & Gas Ltd. (a)(b)				—
					—
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,701	FTS International, Inc.				31,792

	RETAIL DISCRETIONARY - 0.5%
2,920	Nebraska Book Holdings, Inc. (a)(b)				133,283

	TOTAL COMMON STOCK (Cost - $892,824)				579,362

	EXCHANGE TRADED FUNDS - 4.4%
	EQUITY FUNDS - 1.6%
14,012	Alerian MLP ETF				350,160
5,405	InfraCap MLP ETF				97,885
6	ProShares UltraPro Short S&P 500				40
5,001	ProShares UltraShort Russell2000				29,856
					477,941
	FIXED INCOME FUNDS - 2.8%
1	iShares 0-5 Year High Yield Corporate Bond ETF				45
1	ProShares UltraShort 20+ Year Treasury				16
17,458	VanEck Vectors Emerging Markets High Yield Bond ETF				408,168
11,977	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF				387,456
					795,685
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,169,600)				1,273,626

	MUTUAL FUNDS - 10.2%
	FIXED INCOME FUNDS - 10.2%
262,944	James Alpha Structured Credit Value Portfolio - Class S ++				2,944,974
	TOTAL MUTUAL FUNDS (Cost - $2,629,441)

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Shares		Value
	CLOSED END FUNDS - 6.2%
	FIXED INCOME FUNDS - 6.2%
15,000	Ares Dynamic Credit Allocation Fund, Inc.	$202,800
10,000	BlackRock Corporate High Yield Fund, Inc.	115,500
12,000	BlackRock Credit Allocation Income Trust	178,200
15,510	BlackRock Limited Duration Income Trust	246,454
15,000	DoubleLine Income Solutions Fund	258,000
15,622	Invesco Dynamic Credit Opportunities Fund	161,219
14,818	John Hancock Preferred Income Fund III	252,795
20,000	Nuveen Credit Strategies Income Fund	125,800
10,000	Nuveen Preferred & Income Term Fund	234,900
1	PGIM High Yield Bond Fund, Inc.	15
	TOTAL CLOSED END FUND (Cost - $1,517,959)	1,775,683

Principal		Coupon Rate (%)	Maturity Date
	U.S. GOVERNMENT & AGENCIES - 0.8%
	U.S. TREASURY BONDS - 0.8%
$245,000	United States Treasury Bond	1.2500	5/15/2050	226,108
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $218,817)

Shares
	WARRANTS 0.1%
520,800	DEE.WT.A WARRANTS (a)			2,009
1,673	WIN WARRANTS (a)			15,882
	TOTAL WARRANTS (Cost - $19,012)			17,891

	SHORT-TERM INVESTMENTS - 2.6%
733,617	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 0.03% *			733,617
	TOTAL SHORT-TERM INVESTMENTS (Cost - $733,617)

	TOTAL INVESTMENTS - 91.7% (Cost - $28,912,351)			$26,402,411

	OTHER ASSETS AND LIABILITIES - 8.3%			2,398,894

	NET ASSETS - 100.0%			$28,801,305

*	Floating or variable rate security; rate shown represents the rate on November 30, 2020.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2020, these securities amounted to $10,273,343 or 35.7% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

++	Affiliated investment

BP LIBOR - British Pound Sterling LIBOR Rate

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

LLC - Limited Liability Company

L.P. - Limited Partnership

Ltd. - Limited Company

plc - Public Limited Company

REITs - Real Estate Investment Trusts

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $570,690 or 2.0% of net assets.

Principal		Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (3.5)%
	CORPORATE BONDS - (1.2)%
	ENTERTAINMENT CONTENT - (1.2)%
$250,000	Walt Disney Company (The)	4.7000	3/23/2050	$349,010
	TOTAL CORPORATE BONDS (Proceeds - $335,938)

	U.S. GOVERNMENT & AGENCIES - (2.3)%
	U.S. TREASURY NOTES - (2.3)%
480,000	United States Treasury Note	0.2500	9/30/2025	477,787
100,000	United States Treasury Note	0.6250	8/15/2030	176,541
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $655,965)			654,328

	TOTAL SECURITIES SOLD SHORT (Proceeds - $991,903)			1,003,338

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2020

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity Date	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
4	CBOT 10 Year US Treasury Note Future	JP Morgan	$552,688	3/22/2021	$888
4	CBOT 5 Year US Treasury Note Future	JP Morgan	504,124	3/31/2021	655
13	Ultra 10-Year US Treasury Note Future	JP Morgan	2,042,625	3/22/2021	2,336
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				3,879

	OPEN SHORT FUTURE CONTRACTS - (0.0)%
(8)	CBOT 2 Year US Treasury Note Future	JP Morgan	(883,408)	3/31/2021	(673)
(11)	CBOT US Long Bond Future	JP Morgan	(1,923,966)	3/22/2021	(423)
(14)	CBT 10 Year US Deliverable Interest Rate Swap Future	JP Morgan	(1,419,474)	12/14/2020	13,885
(1)	CME Ultra Long Term US Treasury Bond Future	JP Morgan	(216,031)	3/22/2021	674
(5)	Eurex 10 Year Euro BUND Future	JP Morgan	(876,250)	12/8/2020	(7,818)
	NET UNREALIZED GAIN FROM OPEN SHORT CONTRACTS				5,645

	NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS				9,524

	OPEN CREDIT DEFAULT SWAPS - (1.2)%

Notional	Upfront Premiums			Expiration	Pay/Receive
Amount	Paid/(Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Unrealized Loss
$2,760,000	$(14,679)	CDX HY CDSI S34 5Y (a)	JP Morgan	6/20/2025	Receive	5.00%	$(243,054)	(228,375)
1,000,000	(75,241)	CDX HY CDSI S35 5Y (b)	JP Morgan	12/20/2025	Receive	5.00%	(90,000)	(14,759)
900,000	(14,383)	CDX IG SERIES 34 5Y (c)	JP Morgan	6/20/2025	Receive	1.00%	(14,404)	(21)
							$(347,458)	(243,155)

(a)	Markit CDX NA High Yield Index High Yield Series 34 Index.

(b)	Markit CDX NA High Yield Index High Yield Series 35 Index.

(c)	Markit CDX NA Investment Grade Series 34 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

	FORWARD CURRENCY CONTRACTS - (0.0)%

Settlement	Units to					US Dollar
Date	Receive/Deliver	Base Currency	Counterparty	In Exchange For		Value	Unrealized Loss
To Sell:
12/7/2020	119,000	CAD	BNY Mellon Corp.	$91,012	USD	$91,833	$(821)
12/18/2020	37,000	CAD	BNY Mellon Corp.	28,268	USD	28,556	(288)
12/18/2020	54,500	EUR	BNY Mellon Corp.	64,511	USD	65,232	(721)
12/18/2020	12,700	GBP	BNY Mellon Corp.	16,746	USD	16,960	(214)
12/24/2020	7,100	GBP	BNY Mellon Corp.	9,457	USD	9,483	(26)
							$(2,070)

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by each Portfolio in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less, at the time of purchase, may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$12,612,463	$—	$—	$12,612,463
Short-Term Investments	2,115,936	—	—	2,115,936
Collateral for Securities Loaned	—	19,200	—	19,200
Total	$14,728,399	$19,200	$—	$14,747,599

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$30,750,569	$—	$—	$30,750,569
Short-Term Investments	510,990	—	—	510,990
Total	$31,261,559	$—	$—	$31,261,559

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,491,973	$—	$—	$10,491,973
Short-Term Investments	204,212	—	—	204,212
Total	$10,696,185	$—	$—	$10,696,185

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,267,587	$—	$—	$6,267,587
Short-Term Investments	81,490	—	—	81,490
Collateral for Securities Loaned	—	140,176	—	140,176
Total	$6,349,077	$140,176	$—	$6,489,253

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$472,712	$3,491,310	$—	$3,964,022
Short-Term Investments	48,473	—	—	48,473
Collateral for Securities Loaned	—	60,854	—	60,854
Total	$521,185	$3,552,164	$—	$4,073,349
Derivatives
Forward Currency Contracts	$—	$(6)	$—	$(6)
Total	$—	$(6)	$—	$(6)

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,335,865	$—	$—	$12,335,865
Short-Term Investments	54,837	—	—	54,837
Total	$12,390,702	$—	$—	$12,390,702

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$59,275,383	$—	$—	$59,275,383
Short-Term Investments	973,802	—	—	973,802
Collateral for Securities Loaned	—	5,243	—	5,243
Total	$60,249,185	$5,243	$—	$60,254,428

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$881,956	$—	$—	$881,956
Short-Term Investments	13,881	—	—	13,881
Total	$895,837	$—	$—	$895,837

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,171,348	$—	$—	$1,171,348
Short-Term Investments	13,037	—	—	13,037
Total	$1,184,385	$—	$—	$1,184,385

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,222,278	$—	$—	$4,222,278
Short-Term Investments	187,531	—	—	187,531
Total	$4,409,809	$—	$—	$4,409,809

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Open End Fund	$548,395	$—	$—	$548,395
Short-Term Investment	27,794	—	—	27,794
Total	$576,189	$—	$—	$576,189

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$6,188,607	$—	$—	$6,188,607
Total	$6,188,607	$—	$—	$6,188,607

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$765,884	$—	$—	$765,884
Short-Term Investment	127,398	—	—	127,398
Total	$893,282	$—	$—	$893,282

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,749,301	$—	$—	$1,749,301
Short-Term Investment	655,589	—	—	655,589
Total	$2,404,890	$—	$—	$2,404,890

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,277,422	$—	$—	$1,277,422
Short-Term Investment	227,218	—	—	227,218
Total	$1,504,640	$—	$—	$1,504,640

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$690,877	$—	$—	$690,877
Short-Term Investment	76,820	—	—	76,820
Total	$767,697	$—	$—	$767,697

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$610,850	$—	$—	$610,850
Short-Term Investment	160,506	—	—	160,506
Total	$771,356	$—	$—	$771,356

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,021,016	$—	$—	$3,021,016
Exchange Traded Note	3,911	—	—	3,911
Mutual Funds	3,656,217	—	—	3,656,217
Short-Term Investment	939,316	—	—	939,316
Total	$7,620,460	$—	$—	$7,620,460
Derivatives
Forward Currency Contracts	$—	$1,082	$—	$1,082
Total Return Swaps	—	333,710	—	333,710
Total	$—	$334,792	$—	$334,792

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$749,155,122	$—	$—	$749,155,122
Short-Term Investments	743,041	—	—	743,041
Total	$749,898,163	$—	$—	$749,898,163
Derivatives
Forward Currency Contracts	$—	$(964)	$—	$(964)
Total	$—	$(964)	$—	$(964)

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$529,604	$—	$529,604
Common Stock	10,030,183	—	—	10,030,183
Exchange Traded Funds	112,749	—	—	112,749
Preferred Stock	900,486	—	—	900,486
Closed End Funds	1,501,706	—	—	1,501,706
Contingent Value Right	354	—	—	354
Open End Fund	682,905	—	—	682,905
Short-Term Investment	1,342,310	—	—	1,342,310
Total	$14,570,693	$529,604	$—	$15,100,297
Liabilities *
Common Stock	$(1,001,094)	$—	$—	$(1,001,094)
Exchange Traded Funds	(2,045,228)	—	—	(2,045,228)
Total	$(3,046,322)	$—	$—	$(3,046,322)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$43,809,260	$—	$—	$43,809,260
Put Options Purchased	897,875	—	—	897,875
Short-Term Investments	2,730,851	—	—	2,730,851
Total Return Swaps	—	—	—	—
Total	$47,437,986	$—	$—	$47,437,986
Liabilities
Put Options Written	$(272,500)	$—	$—	$(272,500)
Call Options Written	(851,175)	—	—	(851,175)
Total	$(1,123,675)	$—	$—	$(1,123,675)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$2,192,850	$—	$—	$2,192,850
Put Options Purchased	85,950	—	—	85,950
Short-Term Investments	582,413	—	—	582,413
Total Return Swaps	—	—	—	—
Total	$2,861,213	$—	$—	$2,861,213
Liabilities
Put Options Written	$(22,050)	$—	$—	$(22,050)
Call Options Written	(55,200)	—	—	(55,200)
Securities Sold Short	(194,920)	—	—	(194,920)
Total	$(272,170)	$—	$—	$(272,170)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$4,103,159	$—	$4,103,159
Term Loans	—	356,078	—	356,078
Corporate Bonds	—	11,862,958	325,991	12,188,949
Convertible Bonds	—	335,952	13	335,965
Preferred Stock	1,866,999	—	—	1,866,999
Common Stock	31,792	—	547,570	579,362
Exchange Traded Funds	1,273,626	—	—	1,273,626
Mutual Funds	2,944,974	—	—	2,944,974
Closed End Funds	1,775,683	—	—	1,775,683
U.S. Government & Agencies	—	226,108	—	226,108
Warrants	—	15,882	2,009	17,891
Short Term Investments	733,617	—	—	733,617
Total	$8,626,691	$16,900,137	$875,583	$26,402,411
Liabilities *
Corporate Bonds	$—	$(349,010)	$—	$(349,010)
U.S. Government & Agencies	—	(654,328)	—	(654,328)
Total	$—	$(1,003,338)	$—	$(1,003,338)
Derivatives
Long Futures Contracts	$3,879	$—	$—	$3,879
Short Futures Contracts	5,645	—	—	5,645
Credit Default Swaps	—	(243,155)	—	(243,155)
Forward Currency Contracts	—	(2,070)	—	(2,070)
Total	$9,524	$(245,225)	$—	$(235,701)

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Convertible Bonds	Common Stock +	Preferred Securities +	Warrants
Beginning balance August 30, 2020	$314,692	$324,624	$13	$547,570	$—	$1,999
Total realized gain/(loss)	7,868	—	—	—	—	—
Change in unrealized appreciation	—	1,510	—	—	—	—
Conversion	—	—	—	—	—	10
Net Purchases	—	—	—	—	—	—
Net Sells	(322,560)	(143)	—	—	—	—
Net transfers in/(out) of Level 3	—	—	—	—	—	—
Ending balance November 30, 2020	$—	$325,991	$13	$547,570	$—	$2,009

+	Includes a security with $0 market value

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at November
	SPC	November 30, 2020	30, 2020
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$272,659	2.60%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of November 30, 2020, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	1,082
	Swap Contracts	Equity	333,710
James Alpha Global Real Estate Investments	Forward Contracts	Foreign Exchange	(964)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(198,662)
	Written Options	Equity	406,926
	Swap Contracts	Equity	—
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(63,155)
	Written Options	Equity	50,981
	Swap Contracts	Equity	—
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(243,155)
	Forward Contracts	Foreign Exchange	(2,070)
	Futures Contracts	Interest Rate	9,524

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2020, is a reflection of the volume of derivative activity for each Fund.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at November 30, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Capitalization Value	$12,855,623	$2,121,443	$(229,467)	$1,891,976
Large Capitalization Growth	22,982,889	8,488,046	(209,376)	8,278,670
Mid Capitalization	8,265,810	2,669,497	(239,122)	2,430,375
Small Capitalization	4,931,404	1,685,930	(128,081)	1,557,849
International Equity	3,513,656	692,592	(132,899)	559,693
Health & Biotechnology	9,887,593	2,725,537	(222,428)	2,503,109
Technology & Communications	21,564,342	38,931,675	(241,589)	38,690,086
Energy & Basic Materials	899,572	118,827	(122,562)	(3,735)
Financial Services	871,941	343,276	(30,832)	312,444
Investment Quality Bond	4,251,351	158,458	—	158,458
Municipal Bond	566,388	9,801	—	9,801
U.S. Government Money Market	6,188,607	—	—	—
Aggressive Balanced Allocation	840,793	61,814	(9,325)	52,489
Conservative Balanced Allocation	2,286,025	136,996	(18,131)	118,865
Moderate Balanced Allocation	1,414,142	114,906	(24,408)	90,498
Moderately Aggressive Balanced Allocation	713,702	62,924	(8,929)	53,995
Moderately Conservative Balanced Allocation	727,169	45,197	(1,010)	44,187
James Alpha Macro	7,422,224	768,423	(235,395)	533,028
James Alpha Global Real Estate Investments	981,046,087	712,824	(231,860,748)	(231,147,924)
James Alpha Multi Strategy Alternative Income	12,115,106	1,951,521	(2,012,652)	(61,131)
James Alpha Managed Risk Domestic Equity	39,672,050	7,964,595	(198,659)	7,765,936
James Alpha Managed Risk Emerging Markets Equity	2,625,614	235,599	—	235,599
James Alpha Hedged High Income	27,542,233	1,548,149	(3,691,309)	(2,143,160)